File No. 811-524

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]

     Pre-Effective Amendment No.                                      [  ]

     Post-Effective Amendment No. 101                                 [ X ]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]

     Amendment No. 101                                                [ X ]

                     (Check appropriate box or boxes.)

                       THE DREYFUS/LAUREL FUNDS TRUST
            ___________________________________________________
             (Exact Name of Registrant as Specified in Charter)

          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                             John E. Pelletier
                                 Secretary
                       The Dreyfus/Laurel Funds Trust
                              Municipal Funds
                              200 Park Avenue
                          New York, New York 10166
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----
          on     (date)      pursuant to paragraph (b)
     ----
      X   60 days after filing pursuant to paragraph (a)(i)
     ----
          on     (date)      pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----
If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                           DREYFUS CORE VALUE FUND
                 Investor, Class R and Institutional Shares
                Cross-Reference Sheet Pursuant to Rule 495(a)
          ________________________________________________________

Items in
Part A of                                    Prospectus
Form N-1A      Caption                       Caption
________       _______                       __________

   1           Cover Page                    Cover Page
                                             Expense Summary

   2           Synopsis                      Expense Summary

   3           Condensed Financial           Financial Highlights
               Information

   4           General Description of        Investment Objective and
               Registrant                    Policies; Further
                                             Information About The Fund

   5           Management of the Fund        Further Information About
                                             The Funds; Management

   5(a)        Management's Discussion       Management's Discussion
               of Fund's Performance         of Fund's Performance

   6           Capital Stock and             Cover Page; Investor
               Other Securities              Line; Distribution; Taxes;

   7           Purchase of Securities        Expense Summary;
                                                       Being Offered
                                             Alternative Purchase Methods;
                                             Special Shareholder Services;
                                             How to invest in The
                                             Dreyfus/Laurel Funds;
                                             Distribution and Service Plans;
                                             How to Exchange your Investment
                                             From One Fund to Another;

   8           Redemption or                 How to Redeem Shares
               Repurchase

   9           Pending Legal                 N.A.
               Proceedings

                           DREYFUS CORE VALUE FUND
                 Investor, Class R and Institutional Shares
          Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)
          ________________________________________________________


Items in
Part C of
Form N-1A
_________

   22          Calculation of                     Performance Data
               Performance Data

   23          Financial Statements               Financial Statements

   24          Financial Statements and Exhibits            C-1

   25          Persons Controlled by or Under               C-4
               Common Control with Registrant

   26          Number of Holders of Securities              C-4

   27          Indemnification                              C-4

   28          Business and Other Connections of            C-4
               Investment Adviser

   29          Principal Underwriters                       C-12

   30          Location of Accounts and Records             C-15

   31          Management Services                          C-15

   32          Undertakings                                 C-15




PROSPECTUS                                                     April 29, 1997

Dreyfus Core Value Fund
        DREYFUS CORE VALUE FUND (THE "FUND"), FORMERLY CALLED THE "LAUREL CAPITAL APPRECIATION FUND," IS A SEPARATE, DIVERSIFIED PORTFOLIO OF THE DREYFUS/LAUREL FUNDS TRUST, AN OPEN-END MANAGEMENT INVESTMENT COMPANY (THE "COMPANY"), KNOWN AS A MUTUAL FUND. THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL, WITH CURRENT INCOME AS A SECONDARY OBJECTIVE, PRIMARILY THROUGH EQUITY INVESTMENTS, SUCH AS COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCK.

        BY THIS PROSPECTUS, THE FUND IS OFFERING INVESTOR SHARES AND CLASS R SHARES. (CLASS R SHARES OF THE FUND WERE FORMERLY CALLED TRUST SHARES.) INVESTOR SHARES AND CLASS R SHARES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO AND THE EXPENSES BORNE BY EACH CLASS. CLASS R SHARES ARE SOLD PRIMARILY TO BANK TRUST DEPARTMENTS AND OTHER FINANCIAL SERVICE PROVIDERS (INCLUDING MELLON BANK, N.A. ("MELLON BANK") AND ITS AFFILIATES) ("BANKS") ACTING ON BEHALF OF CUSTOMERS HAVING A QUALIFIED TRUST OR INVESTMENT ACCOUNT
OR RELATIONSHIP AT SUCH INSTITUTION, OR TO CUSTOMERS WHO HAVE RECEIVED AND HOLD SHARES OF THE FUND DISTRIBUTED TO THEM BY VIRTUE OF SUCH AN ACCOUNT OR RELATIONSHIP. INVESTOR SHARES ARE SOLD PRIMARILY TO RETAIL INVESTORS BY THE FUND'S DISTRIBUTOR AND BY BANKS, SECURITIES BROKERS OR DEALERS ("SELECTED DEALERS") AND OTHER FINANCIAL INSTITUTIONS (INCLUDING MELLON BANK AND ITS AFFILIATES) (COLLECTIVELY, "AGENTS") THAT HAVE ENTERED INTO A SELLING AGREEMENT ("AGREEMENT") WITH PREMIER MUTUAL FUND SERVICES, INC. (THE "DISTRIBUTOR").

        SHARES OF THE FUND ARE SOLD WITHOUT A SALES LOAD. INVESTOR SHARES OF THE FUND ARE SUBJECT TO DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
        SHARES OF THE FUND MAY BE PURCHASED OR REDEEMED BY TELEPHONE USING THE DREYFUS TELETRANSFER PRIVILEGE.
        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT MANAGER. THE DREYFUS CORPORATION IS REFERRED TO AS "DREYFUS."
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ CAREFULLY BEFORE YOU INVEST AND RETAINED FOR FUTURE REFERENCE.

        THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 1997 ("SAI"), WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF
CERTAIN AREAS IN THIS PROSPECTUS AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AND IS INCORPORATED HEREIN BY REFERENCE. THE SEC MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND. FOR A FREE COPY OF THE SAI, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK, 11556-0144, OR CALL 1-800-645-6561. WHEN TELEPHONING, ASK FOR OPERATOR 144.

        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL FLUCTUATE FROM TIME TO TIME.

        THE FEES TO WHICH THE FUND IS SUBJECT ARE SUMMARIZED IN THE "EXPENSE SUMMARY" SECTION OF THE FUND'S PROSPECTUS. THE FUND PAYS AN AFFILIATE OF MELLON BANK, N.A. ("MELLON BANK") TO BE ITS INVESTMENT MANAGER. MELLON BANK OR AN AFFILIATE MAY BE PAID FOR PERFORMING OTHER SERVICES FOR THE FUND, SUCH AS CUSTODIAN, TRANSFER AGENT OR FUND ACCOUNTANT SERVICES.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        [Page 1

                             Table of Contents
                                                                      Page
       Expense Summary.................................                 4
       Financial Highlights............................                 5
       Description of the Fund.........................                 7
       Management of the Fund..........................                11
       How to Buy Fund Shares..........................                13
       Shareholder Services............................                15
       How to Redeem Fund Shares.......................                19
       Distribution Plan ..............................                22
       Dividends, Other Distributions and Taxes........                22
       Performance Information.........................                24
       General Information.............................                25


        [Page 2

[This Page Intentionally Left Blank]

        [Page 3

EXPENSE SUMMARY
Shareholder Transaction Expenses:                               Investor Shares   Class R Shares    Institutional Shares
                                                               ________________   ________________  __________________
    Maximum Sales Load Imposed on Purchases......                     none             none                none
    Maximum Sales Load Imposed on Reinvestments..                     none             none                none
    Deferred Sales Load..........................                     none             none                none
    Redemption Fee...............................                     none             none                none
    Exchange Fee.................................                     none             none                none
Estimated Annual Fund Operating Expenses:
(as a percentage of net assets)
    Management Fee...............................                    0.90%            0.90%               0.90%
    12b-1 Fee1...................................                    0.25%             none               0.15%
    Other Expenses2..............................                    0.00%            0.00%               0.00%
                                                                    ______          ______               _____
    Total Fund Operating Expenses................                    1.15%            0.90%               1.05%
 Example:
             You would pay the following expenses
             on a $1,000 investment, assuming (1) a 5% annual
             return and (2) redemption at the end of each
             time period:                                       Investor Shares   Class R Shares   Institutional Shares
                                                               ________________   ________________  __________________

           1 Year                                                     $ 12             $  9                $ 11
           3 Years                                                    $ 37             $ 29                $ 33
           5 Years                                                    $ 63             $ 50                $ 58
           10 Years                                                   $140             $111                $128

1 See "Distribution Plan" for a description of the Fund's Distribution Plan for the Investor shares.

2 Does not include fees and expenses of the non-interested Trustees (including counsel). The investment manager is contractually required to reduce its management fee in an amount equal to the Fund's allocable portion of such fees and expenses, which are estimated to be less than .01% of the Fund's net assets. (See "Management of the Fund.")

        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
        The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Long-term investors in Investor shares could pay more in 12b-1 fees than the economic equivalent of paying the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. The information in the foregoing table does not reflect any fee waivers or expense reimbursements that may be in effect. Certain Agents may charge their clients direct fees for effecting transactions in Fund shares; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Fund Shares" and
"Distribution Plan."

        The Company understands that Agents (including Mellon Bank and its affiliates) may charge fees to their clients who are owners of Fund shares for various services provided in connection with a client's account. These fees would be in addition to any amounts received by an Agent under its Agreement with the Distributor. The Agreement requires each Agent to disclose to its clients any compensation payable to such Agent by the Distributor and any other compensation payable by the clients for various services provided in connection with their accounts.

        In addition to Investor shares and Class R shares, the Fund offers Institutional shares to those shareholders who have held shares of a predecessor class of the Fund since April 4, 1994. Institutional shares are offered through a separate prospectus. Institutional shares are subject to a 12b-1 fee at an annual rate of up to 0.15% of average daily net assets. Estimated total annual fund operating expenses for Institutional shares are 1.05% of average daily net assets.


        [Page 4

FINANCIAL HIGHLIGHTS

The tables below are based upon a single Investor or Class R share outstanding throughout each fiscal year or period and should be read in conjunction with the financial statements and related notes that appear in the Fund's Annual Report dated December 31, 1996 and which are incorporated by reference into the SAI. The financial statements included in the Fund's Annual Report for the year ended December 31, 1996 have been audited by ____________________, independent auditors, whose report appears in the Fund's Annual Report. Further information about, and management's discussion of, the Fund's performance is included in the Fund's Annual Report, which may be obtained without charge by writing to the address, or calling the number set forth on the cover page of this Prospectus.


DREYFUS CORE VALUE FUND
For an Investor Share outstanding throughout each year.(1)

                                Year      Year    Year       Year        Year      Year      Year       Year      Year     Year
                                Ended     Ended    Ended    Ended       Ended      Ended     Ended      Ended     Ended    Ended
                            12/31/96  12/31/95  12/31/94### 12/31/93##  12/31/92 12/31/91 12/31/90##  12/31/89  12/31/88  12/31/87
                                     ___      ____      ____       ___       ___      ____       ___       ___       ___       ___
Net asset value, beginning
  of year.............                      $24.56    $27.80    $25.46    $27.40    $23.20    $27.49    $28.65    $26.07    $32.40
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
Income from investment operations:
Net investment income #                       0.41      0.42      0.31      0.36      0.39      0.55      0.87      0.54      0.76
Net realized and unrealized gain/
  (loss) on investments                       8.24     (0.29)     3.86      0.70      4.88     (4.23)     6.12      4.51     (0.41)
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
Total from investment operations              8.65      0.13      4.17      1.06      5.27     (3.68)     6.99      5.05      0.35
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
Less distributions:
Distributions from net
  investment income...                       (0.45)    (0.40)    (0.30)    (0.36)    (0.50)    (0.55)    (0.55)    (0.59)    (1.32)
Distributions from net realized
  gains on investments                       (2.63)    (2.97)    (1.53)    (2.64)    (0.57)    (0.06)    (7.60)    (1.88)    (5.36)
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
Total Distributions...                       (3.08)    (3.37)    (1.83)    (3.00)    (1.07)    (0.61)    (8.15)    (2.47)    (6.68)
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
Net asset value, end of period              $30.13    $24.56    $27.80    $25.46    $27.40    $23.20    $27.49    $28.65    $26.07
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___
Total Return..........                       35.56%     0.38%    16.51%     4.03%    22.87%   (13.44)%   24.96%    19.54%     0.27%
                                     ___       ___       ___       ___       ___       ___       ___       ___       ___       ___


RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (000's)        _  $401,674  $317,868  $349,813  $423,286  $508,971..$474,998  $640,116  $542,510  $431,630
Ratio of operating expenses to
  average net assets..                 _      1.13%     1.11%     1.15%     1.22%     1.20%     1.26%     1.23%     1.31%     0.95%
Ratio of net investment income to
  average net assets..                 _      1.43%     1.47%     1.13%     1.33%     1.61%     1.96%     2.75%     2.14%     2.16%
Decrease reflected in above expense
  ratios due to undertakings
  by Dreyfus                           _      0.02%    .0.01%    .0.01%        -         -         -         -         -         -
Portfolio turnover rate                _        54%       73%       75%       66%      157%      180%      111%       24%       46%
Average commission rate paid*          _         _         _         _         _         _         _         _         _         _

(1) On February 1, 1993, the Fund began offering Institutional Class shares. Shares outstanding prior to February 1, 1993 were redesignated as Retail Class shares. Effective April 4, 1994, the Retail shares were redesignated as Investor Shares.
  +   Total return represents aggregate total return for the periods indicated.
 ++ Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and/or investment manager, the annualized ratio of operating expenses to average net assets for the years ended December 31, 1994 and 1993 would have been 1.12% and 1.16%, respectively.
  # Without the voluntary waiver of fees and/or reimbursement of expenses by the investment adviser and/or investment manager, net investment income for the years ended December 31, 1994 and 1993 would have been $0.42 and $0.31, respectively.
 ## Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for this year because the use of the undistributed method did not accord with results of operations.
### Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank served as the Fund's investment manager. Effective October 17, 1994, Dreyfus began serving as the Fund's investment manager.

  * For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



        [Page 5

FINANCIAL HIGHLIGHTS (CONTINUED)
DREYFUS CORE VALUE FUND
FOR A CLASS R SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD.



                                                                 Year                Year                Period
                                                                Ended               Ended                Ended
                                                               12/31/96            12/31/95             12/31/94*##
                                                             __________            __________            __________
Net asset value, beginning of period                               _               $24.56               $28.45
                                                                ______             ______               ______
Income from investment operations:
        Net investment income#                                     _                 0.62                 0.29
        Net realized and unrealized gain/loss on investments       _                 8.16                (0.83)
                                                                ______             ______               ______
Total from investment operations                                   _                 8.78                (0.54)
                                                                ______             ______               ______
Less distributions:
Distributions from net investment income                           _                (0.53)               (0.38)
Distributions from net realized gains on investments               _                (2.63)               (2.97)
                                                                ______             ______               ______
Total Distributions                                                _                (3.16)               (3.35)
                                                                ______             ______               ______
Net asset value, end of period                                     _               $30.18               $24.56
                                                                ______             ______               ______
                                                                ______             ______               ______
Total return                                                       _                36.05%               (2.31)%###
                                                                ______             ______               ______
Ratios to average net assets / supplemental data:
        Net Assets, end of period (in 000's)                      ._                 $185               $1,070
        Ratio of operating expenses to average net assets         ._                 0.88%                0.86%**
        Ratio of net investment income to average net assets      ._                 1.93%                1.72%**
        Decrease reflected in above expense ratios
          due to undertaking by Dreyfus                           ._                 0.02%                0.02%
Portfolio turnover rate                                           ._                   54%                  73%###
Average commission  rate paid***.                                 ._                   ._                   ._


* On August 4, 1994, the Fund commenced selling Trust shares. Effective October 17, 1994, the Trust shares were redesignated as Class R shares.
**   Annualized.
+    Total return represents aggregate total return for the periods indicated.
++ Without the voluntary reimbursement of expenses and/or waiver of fees by the investment manager, the ratio of expenses to average net assets for the year ended December 31, 1994 would have been 0.88%.
# Net investment income before the voluntary waiver of fees by the investment adviser for the year ended December 31, 1994 would have been $0.29.
## From April 4, 1994 through October 16, 1994, Mellon Bank served as the Fund's investment manager. Effective October 17, 1994, Dreyfus began serving as the Fund's investment manager.
###  Not annualized.

*** For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

        [Page 6

DESCRIPTION OF THE FUND
GENERAL
        By this Prospectus, the Fund is offering Investor shares and Class R shares (Class R shares of the Fund were formerly called Trust Shares). Investor shares and Class R shares are identical, except as to the services offered to and the expenses borne by each Class. Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Investor shares are sold primarily to retail investors by the Fund's Distributor and by Agents that have entered into an Agreement with the Fund's Distributor. If shares of the Fund are held in an account at a Bank or with an Agent, such Bank or Agent may require you to place all Fund purchase, exchange and redemption orders through them. All Banks and Agents have agreed to transmit transaction requests to the Fund's transfer agent or to the Fund's Distributor. Distribution and shareholder servicing fees paid by Investor shares will cause Investor shares to have a higher expense ratio and pay lower dividends than Class R shares.
INVESTMENT OBJECTIVE
        The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks.
MANAGEMENT POLICIES

        Securities are selected for the Fund based on a quantitative and qualitative study of trends in industries and companies, earning power, growth features and other investment criteria. Major emphasis is placed on industries and issuers that are considered by Dreyfus to have characteristics that reflect attractive valuations as compared to the stock market as a whole such as a low price to earnings ratio, a low ratio of market price to book value and better than average cash flows. Dreyfus also focuses on other "value" oriented investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of operating policy, the Fund will not invest more than 25% of its total assets in any one industry.

        Up to 20% of the Fund's total assets may be invested in foreign securities. Such investments will be made principally in foreign equity securities. The Fund may invest up to 5% of its total net assets in fixed-income securities of companies that are close to entering, or already in, reorganization proceedings. These obligations will likely be rated below the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. (" S&P"). See "Certain Portfolio Securities-Low-Rated and Comparable Unrated Securities." In addition, the Fund may write covered put and call options on its portfolio securities, and purchase and write put and call options on stock indexes. The Fund may also lend its portfolio securities. These techniques are discussed below under "Investment Techniques."
        The Fund may reduce the proportion of its investments in equity securities and temporarily invest its assets in fixed-income securities and in U.S. Government Securities and other high-grade, short-term money market instruments, including repurchase agreements with respect to such instruments, when, in the opinion of Dreyfus, a defensive posture is warranted. To this extent, the Fund may not achieve its investment objective. INVESTMENT TECHNIQUES
        In connection with its investment objectives and policies, the Fund may employ, among others, the following investment techniques:
        BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.


        [Page 7

        SECURITIES LENDING. From time to time, the Fund may lend portfolio securities to brokers, dealers and other financial organizations. Such loans will not exceed 331/3% of the Fund's total assets, taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.


        COVERED OPTION WRITING. From time to time, the Fund may write covered put and call options on portfolio securities and may purchase put and call options on securities. The Fund could realize fees (referred to as "premiums") for granting the rights evidenced by the options. However, in return for the premium, the Fund forfeits the right to any appreciation in the value of the underlying security while the option is outstanding. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at the specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell the option holder an underlying security at a specified price at any time during the option period.
        Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.
        Whenever the Fund writes a call option it will continue to own or to have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (a) deposit with the Fund's custodian in a segregated account, cash, U.S. Government Securities or other high grade debt obligations having a value at least equal to the exercise price of the underlying securities or
(b) continue to own the equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with the Fund's custodian in a segregated account).
        The Fund may engage in a closing purchase transaction to realize a profit or limit a loss, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market.
CERTAIN PORTFOLIO SECURITIES
        FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments and the possi-

        [Page 8

ble imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.
        ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale.) The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers.
Determinations as to the liquidity of investments in Section 4(2) paper and Rule 144A securities will be made by the Company's Board of Trustees or by Dreyfus pursuant to guidelines established by the Board of Trustees. The
Board or Dreyfus will consider the availability of reliable price information and other relevant information in making such determinations. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule
144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
        LOW-RATED AND COMPARABLE UNRATED SECURITIES. Low-rated and comparable unrated securities (collectively referred to in this discussion as "low-rated securities") will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. While the market values of low-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated securities are generally unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses

        [Page 9

to the extent that it is required to
seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value. Further information regarding security ratings is contained in the SAI.
        STOCK INDEX OPTIONS. The Fund may purchase and write exchange-listed put and call options on stock indexes to hedge against risks of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. (Examples of well-known stock indexes are the Standard & Poor's 500 Composite Stock Price Index and the NYSE Composite Index.) Options on stock indexes are similar to options on securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.
        The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's stock instruments and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the portfolio being hedged correlate with price movements in the stock index selected.
        REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the associated limits discussed above.
        OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objectives and policies and permissible under the Investment Company Act of 1940, as amended ("1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
        PORTFOLIO TURNOVER. While securities are purchased for the Fund on the basis of potential for long-term growth of capital and not for short-term trading profits, the Fund's turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems it appropriate to make changes in the Fund's assets.
RISK FACTORS

        As with any equity fund, the value of your investment in the Fund may fluctuate in response to movements in the stock market as a whole. In addition, the ability of the Fund to invest in foreign securities, illiquid securities and low-rated and unrated debt securities, and to purchase and sell certain instruments

        [Page 10

(including writing certain options), may increase the Fund's investment risks and opportunities. See "Certain Portfolio Securities" and "Investment Techniques-Covered Options Writing" in this Prospectus and "Investment Objectives and Management Policies" in the SAI.

        LIMITING INVESTMENT RISKS. The Fund is subject to a number of investment limitations. Certain limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. As a fundamental policy, the Fund may not (i) borrow money in an amount exceeding 331/3% of the Fund's total assets at the time of borrowing; (ii) make loans or lend securities in excess of 331/3% of the Fund's total assets; (iii) purchase, with respect to 75% of the Fund's total assets, securities of any one issuer representing more than 5% of the Fund's total assets (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) or more than 10% of that issuer's outstanding voting securities; and (iv) invest more than 25% of the value of the Fund's total assets in the securities of one or more issuers conducting their principal activities in the same industry; provided that there shall be no such limitation on investments in obligations of the U.S Government, state and municipal governments and their political subdivisions or investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The SAI describes all of the Fund's fundamental and non-fundamental restrictions.
        The investment objectives, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objectives, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


MANAGEMENT OF THE FUND
        INVESTMENT MANAGER. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of __________, 1997, Dreyfus managed or administered approximately $___ billion in assets for more than 1.7 million investor accounts nationwide.
        Dreyfus serves as the Fund's investment manager. Dreyfus supervises and assists in the overall management of the Fund's affairs under an Investment Management Agreement with the Fund, subject to the overall authority of the Company's Board of Trustees in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As the Fund's investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objectives, policies and restrictions.
        The Fund is managed by a committee of portfolio managers of Dreyfus and no person is primarily responsible for making recommendations to the committee. This committee, which also comprises the Equity Policy Group of The Boston Company Asset Management, Inc. ("TBCAM"), is responsible for the management of over $___ billion in pension and institutional equity assets. TBCAM is an indirect wholly-owned subsidiary of Mellon.
        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $___ billion in assets as of _______________, 1997, including

        [Page 11

$___ billion in mutual fund assets. As of ______________, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $___ billion in assets, including approximately $___ billion in mutual fund assets.

        Under the Investment Management Agreement, the Fund is contractually obligated to pay a fee computed daily, and paid monthly, at the annual rate of .90% of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. In order to compensate Dreyfus for paying virtually all of the Fund's expenses, the Fund's investment management fee is higher than the investment advisory fees paid by most investment companies. Most, if not all, such companies also pay for a portion of the non-investment advisory expenses that are not paid by such companies' investment advisers. Although Dreyfus does not pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may waive (either voluntarily or pursuant to applicable state limitations) a portion of the investment management fees payable by the Fund. For the fiscal year ended December 31, 1996, the Fund paid Dreyfus 0.88% of its average daily net assets in investment management fees (net of fees waived).


        For the fiscal year ended December 31, 1996, total operating expenses (excluding Rule 12b-1 fees) (net of fees waived) of the Fund were 0.90% of the average daily net assets of the Investor Class, the Institutional Class and Class R, respectively.

        In addition, Investor and Institutional shares may be subject to certain distribution and shareholder servicing fees. See "Distribution Plan."
        Dreyfus may pay the Fund's Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Agents in respect of these services.
        In allocating brokerage transactions for the Fund, Dreyfus seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, Dreyfus may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, administered or advised by Dreyfus as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the SAI.
        Dreyfus is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with Dreyfus or Mellon Bank or that have sold shares of the Fund, if Dreyfus believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objectives, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank has a lending relationship.

        DISTRIBUTOR. The Fund's distributor is Premier Mutual Fund Services, Inc. The Distributor is located at 60 State Street, Boston, Massachusetts 02109. The Distributor is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDIHoldings, Inc., the parent company of which is Boston Institutional Group, Inc.

        CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, AND SUB-ADMINISTRATOR. Mellon Bank (One Mellon Bank Center, Pittsburgh, Pennsylvania 15258) is the Fund's custodian. The Fund's Transfer and Dividend Disbursing Agent is Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, located at One American Express Plaza, Providence, Rhode Island 02903. Premier Mutual Fund Services, Inc. serves as the Fund's sub-administrator and, pursuant to a Sub-Administration Agreement, provides various administrative and corporate secretarial services to the Fund.

        [Page 12

HOW TO BUY FUND SHARES

        GENERAL. Investor shares are offered to any investor and may be purchased through the Distributor or Agents that have entered into Agreements with the Distributor. Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. A "Retirement Plan" is a certain qualified or non-qualified employee benefit plan or other program, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments. Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Plan. Agents effecting transactions in Fund shares may charge their clients direct fees in connection with such transactions.

        In addition to Investor shares and Class R shares, the Fund also offers Institutional shares through a separate prospectus. Institutional shares are not subject to a sales charge on purchases or on redemptions. Institutional shares are subject to a Rule 12b-1 fee at an annual rate of up to 0.15% of the Fund's average net assets attributable to Institutional shares. Institutional shares are offered to those customers of certain financial planners and investment advisers who held shares of a predecessor cl ass of the Fund on April 4, 1994. For more information concerning Institutional shares, see the current prospectus for Institutional shares.
        Stock certificates are issued only upon your written request. The
Fund reserves the right to reject any purchase order.

        The minimum initial investment is $2,500, or $1,000 if you are a client of an Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant is $750, with no minimum on subsequent purchases. Individuals who open an IRA also may open a non-working spousal IRA with a minimum initial investment of $250. The initial investment must be accompanied by the Fund's Account Application. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


        Investor shares are also offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program (described under "Shareholder Services"). These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

        The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amounts that may be contributed annually to Retirement Plans. These limitations apply with respect to participants at the plan level, but generally do not directly affect the amount of plan assets that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

        [Page 13

        You may purchase Investor shares and Class R shares by check or wire, or through the Dreyfus TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds" or, if for Dreyfus retirement plan accounts, to "The Dreyfus Trust Company, Custodian." Payments which are mailed should be sent to Dreyfus Core Value Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening a new account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427. Neither initial nor subsequent investment s should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. THESE ORDERS WILL BE FORWARDED TO THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY. For the location of the nearest Dreyfus Financial Center, please call the telephone number listed under "General Information."


        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, 044210/Dreyfus Core Value Fund and applicable class for purchase of Fund shares in your name. The wire must indicate which Class of shares is being purchased and it must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, you should call 1-800-645-6561 after completing your wire payment in order to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number PRECEDED BY THE DIGITS
        "4440" Dreyfus Core Value Fund/Class R shares;
        "4010" Dreyfus Core Value Fund/Investor shares.
        The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds one million dollars ("Eligible Benefit Plans"). The determination of the number of employees eligible for participation in a plan or program shall be made on the date Fund shares are first purchased by or on behalf of employees participating in such plan or program and on each subsequent January 1st. All present holdings of shares of funds in the Dreyfus Family of Funds by Eligible Benefit Plans will be aggregated to determine the fee payable with respect to each purchase of Fund shares. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.


        [Page 14

        Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other
Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal
Revenue Service (the "IRS").
        NET ASSET VALUE PER SHARE ("NAV"). An investment portfolio's NAV refers to the worth of one share. The NAV for Investor shares and Class R shares is computed by adding, with respect to such Class of shares, the value of the Fund's investments, cash, and other assets attributable to that Class, deducting liabilities of the Class and dividing the result by number of shares of that Class outstanding. The valuation of assets for determining NAV for the Fund may be summarized as follows:
        The portfolio securities of the Fund listed or traded on a stock exchange, except as otherwise noted, are valued at the latest sale price. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices but will be valued at the last sale price if required by regulations of the SEC. When market quotations are not readily available, securities and other assets are valued at a fair value as determined in good faith in accordance with procedures established by the Board of Trustees.
        Bonds are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.
        NAV is determined on each day that the New York Stock Exchange ("NYSE") is open (a "business day"), as of the close of business of the regular session of the NYSE (usually 4 p.m. Eastern Time). Investments and requests to exchange or redeem shares received by the Transfer Agent in proper form before such close of business are effective on, and will receive the price determined on, that day (except investments made by electronic funds transfer, which are effective two business days after your call). Invest ment, exchange and redemption requests received after such close of business are effective on, and receive the share price determined on, the next business day.

        Orders for the purchase of Investor shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined at the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of the business day.

        The public offering price of Investor shares and Class R shares, both of which are offered on a continuous basis, is the NAV of that Class.
        DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares (minimum $500 and maximum $150,000 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a TELETRANSFER purchase of Fund shares by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452.

SHAREHOLDER SERVICES
        The services and privileges described under this heading may not be available to clients of certain Agents and some Agents may impose certain conditions on their clients which are different from those described in this Prospectus. You should consult your Agent in this regard.

        [Page 15

FUND EXCHANGES

        You may purchase, in exchange for shares of a Class, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives which may be of interest to you.
If you desire to use this service, please call 1-800-645-6561 to determine if it is available and whether any conditions are imposed on its use. Shareholders are limited to six exchanges out of the Fund during the calendar year. WITH RESPECT TO CLASS R SHARES HELD BY RETIREMENT PLANS, EXCHANGES MAY B E MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND.


        To request an exchange, you or your Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the relevant "NO" box on the Account Application, indicating that you specifically refuse this Privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, available by calling 1-800-645-6561 or, by oral request from any of the authorized signatories on the account also by calling 1-800-645-6561. If you previously have established the Telephone Exchange Privilege, you may telephone exchange instructions (including over The Dreyfus TouchRegistration Mark Automated Telephone System) by calling 1-800-645-6561. If calling from overseas, call 516-794-5452. See "How to Redeem Fund Shares-Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividends and distributions payment option (except for Dreyfus Dividend Sweep) selected by you.

        Shares will be exchanged at the next determined NAV; however, a sales load may be charged with respect to exchanges of Investor shares into funds sold with a sales load. If you are exchanging Investor shares into a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares of the fund from which you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load or, (c) acquired through reinvestment of dividends or other distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. See "Shareholder Services" in the SAI. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to shareholders.
        The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a qualified Retirement
Plan) may realize a taxable gain or loss.

        [Page 16

DREYFUS AUTO-EXCHANGE PRIVILEGE
        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are currently an investor. WITH RESPECT TO CLASS R SHARES HELD BY RETIREMENT PLANS, EXCHANGES PURSUANT TO THE DREYFUS AUTO-EXCHANGE PRIVILEGE MAY BE MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however a sales load may be charged with respect to exchanges of Investor shares into funds sold with a sales load. The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561. DREYFUS-AUTOMATIC ASSET BUILDERRegistration Mark
        Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671, or, if to Dreyfus retirement plan accounts to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.
DREYFUS DIVIDEND OPTIONS

        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and other distributions, if any, paid by the Fund in shares of certain other eligible funds in the Dreyfus Family of Funds of which you are an investor. Shares of the other fund will be purchased at the then-current NAVs; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load. See "Shareholder Services" in the SAI. Dreyfus Dividend ACH permits you to transfer electronically on the payment date dividends or dividends and other distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

        For more information concerning these Privileges, or to request a Dreyfus Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. Enrollment in or

        [Page 17

cancellation of these Privileges is effective three business days following receipt. These Privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these Privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.
DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE
        Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.
DREYFUS PAYROLL SAVINGS PLAN
        Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon the direct deposit program of your employer, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.
DREYFUS STEP PROGRAM
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Fund's Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's net asset value is $500 or less. See "How to Redeem Fund Shares." The Fund may modify or terminate this Program at any time. Investors who wish to purchase Investor shares through Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."
AUTOMATIC WITHDRAWAL PLAN
        The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50 on either a monthly or quarterly basis) if you have a $5,000 minimum account.

        [Page 18

        Particular Retirement Plans, including Dreyfus sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan. An application for the Automatic Withdrawal Plan can be obtained by calling 1-800-645-6561. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan. RETIREMENT PLANS
        The Fund offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and IRA "Rollover Accounts," 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.
HOW TO REDEEM FUND SHARES
        GENERAL. You may request redemption of your shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value as described below. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

        The Fund imposes no charges when shares are redeemed directly through the Distributor. Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.

        The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK, BY THE DREYFUS TELETRANSFER PRIVILEGE OR THROUGH DREYFUS-AUTOMATIC ASSET BUILDER AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK, DREYFUS TELETRANSFER PURCHASE OR DREYFUS-AUTOMATIC ASSET BUILDER ORDER, WHICH MAY TAKE UP TO EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER PRIVILEGE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK, THE DREYFUS TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC ASSET BUILDER ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

        The Fund reserves the right to redeem your account at its option upon not less than 45 days' written notice if the NAV of your account is $500 or less and remains so during the notice period.


        [Page 19

        PROCEDURES - You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, the Wire Redemption Privilege, the Telephone Redemption Privilege or the Dreyfus TELETRANSFER Privilege or, if you are a client of a Selected Dealer, through the Selected Dealer. If you have given your Agent authority to instruct the Transfer Agent to redeem shares and to credit the proceeds of such redemptions to a designated account at your Agent, you may redeem shares only in this manner and in accordance with the regular redemption procedure described below. If you wish to use the other redemption methods described below, you must arrange with your Agent for delivery of the required application(s) to the Transfer Agent. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities.


        You may redeem Fund shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a telephone redemption privilege or Telephone Exchange Privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus TouchRegistration Mark Automated Telephone System) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

        During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.
        REGULAR REDEMPTION. Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671, or if for Dreyfus retirement plan accounts to the Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427. Redemption requests may be delivered in person only to a Dreyfus Financial Center. THESE REQUESTS WILL BE
 FORWARDED TO THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY. For the location of the nearest financial center, please call the telephone number listed under "General Information." Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion
Program. For more information with respect to signature-guarantees, please call the telephone number listed under "General Information."
        Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.
        WIRE REDEMPTION PRIVILEGE. You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. To establish the Wire Redemption Privilege, you must check the appropriate box and supply the necessary information on the Fund's Account Application or file

        [Page 20

a Shareholder Services Form with the Transfer Agent. You may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452.
 The Fund reserves the right to refuse any redemption request, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Fund. The Fund's SAI sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this Privilege.
        TELEPHONE REDEMPTION PRIVILEGE. You may redeem Fund shares (maximum $150,000 per day) by telephone if you checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The redemption proceeds will be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Fund. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this Privilege.

        REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.


        In addition, the Distributor will accept orders from Selected Dealers with which it has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

        DREYFUS TELETRANSFER PRIVILEGE. You may redeem Fund shares (minimum $500 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between your Fund account and the bank account designated in one of these documents. Only such an account maintained in a domestic financial institution which is an ACH member may be so designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of


        [Page 21

such requests. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a Dreyfus TELETRANSFER redemption of Fund shares by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. Shares held under Keogh Plans, IRAs or other retirement plans, and shares issued in certificate form, are not eligible for this Privilege.

DISTRIBUTION PLAN
        Investor shares and Institutional shares are subject to a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"). The Investor shares and Institutional shares of the Fund bear some of the cost of selling those shares under the Plan. The Plan allows the Fund to spend annually up to 0.25% of its average daily net assets attributable to Investor shares, and 0.15% of its average daily net assets attributable to Institutional shares, to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of Investor and Institutional shares of the Fund. The Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Agreements with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Investor shares or Institutional shares of the Fund.
        The Fund and the Distributor may suspend or reduce payments under the Plan at any time, and payments are subject to the continuation of the Fund's Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may agree to voluntarily reduce the maximum fees payable under the Plan. See the SAI for more details on the Plan.
        Potential investors should read this Prospectus in light of the terms governing Agreements with their Agents. An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one class of shares over another. DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
        The Fund declares and pays dividends from its net investment income, if any, four times yearly and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class are calculated at the same time and in the same manner and are in the same amount, except that the expenses attributable solely to a particular Class will be borne exclusively by that Class.
Investor shares will receive lower per share dividends than Class R shares because of the higher expenses borne by the Investor shares. See "Expense Summary."
        Investors other than qualified Retirement Plans may choose whether to receive dividends and other distributions in cash or to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares; dividends and other distributions paid to qualified Retirement Plans are reinvested automatically in additional Fund shares at NAV.
        It is expected that the Fund will continue to qualify for treatment as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code.

        [Page 22

        Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund are taxable to U.S. shareholders, including certain non-qualified Retirement Plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from the Fund's net capital gain (the excess of net long-term capital gain over short-term capital loss) are taxable to such shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. The net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and other distributions also may be subject to state and local taxes.
        Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the non-resident foreign investor claims the benefit of a lower rate specified in a tax treaty. Capital gain distributions paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.
        Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and capital gain distributions, if any, paid during the year.
        Dividends and other distributions paid by the Fund to qualified Retirement Plans ordinarily will not be subject to taxation until the proceeds are distributed from the Retirement Plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 591/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a Retirement Plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 701/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a Retirement Plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified Retirement Plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified Retirement Plan does not elect to have the eligible rollover distribution paid directly from the Plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.
        With respect to individual investors and certain non-qualified Retirement Plans, Federal laws and regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, capital gain distributions and any redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to such a shareholder if the shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS that the shareholder is being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines that a shareholder's TIN is incorrect or that a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        [Page 23

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.
        The Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        You should consult your tax advisers regarding specific questions as to Federal, state or local taxes.
PERFORMANCE INFORMATION
        For purposes of advertising, performance for each Class may be calculated on the basis of average annual total return and/or total return. These total return figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund during the measuring period were reinvested in shares of the same Class. These figures also take into account any applicable distribution and shareholder servicing fees. As a result, at any given time, the performance of the Investor shares should be expected to be lower than that of Class R shares. Performance for each Class will be calculated separately.
        Average annual total return is calculated pursuant to a standardized formula which assumes that an investment was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and other distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Fund's performance will include the Fund's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Fund has operated. Computations of average annual total return for periods of less than one year represent an annualization of the Fund's actual total return for the applicable period.
        Total return is computed on a per share basis and assumes the reinvestment of dividends and other distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the NAV per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.
        The Fund may also advertise the yield on a Class of shares. The
Fund's yield is calculated by dividing a Class of shares' annualized net investment income per share during a recent 30-day (or one month) period by the NAV of such class on the last day of that period. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Class of shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.
        Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.
        The Fund may compare the performance of its shares with various industry standards of performance including Lipper Analytical Services, Inc. ratings, Standard and Poor's 500 Composite Stock Price Index, the Consumer Price Index, and the Dow Jones Industrial Average. Performance rankings as reported in CHANGING TIMES, BUSINESS WEEK, INSTITUTIONAL INVESTOR, THE WALL STREET JOURNAL, MUTUAL FUND FORECASTER, NO LOAD

        [Page 24

INVESTOR, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, U.S. NEWS AND WORLD REPORT, FORBES, FORTUNE, BARRON'S and similar publications may also be used in comparing the Fund's performance. Furthermore, the Fund may quote its shares' total returns and yields in advertisements or in shareholder reports. The Fund may also advertise non-standardized performance information, such as total return for periods other than those required to be shown or cumulative performance data. The Fund may advertise a quotation of yield or other similar quotation demonstrating the income earned or distributions made by the Fund.
GENERAL INFORMATION

        The Company was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 30, 1979 under the name The Boston Company Fund, changed its name effective April 4, 1994 to The Laurel Funds Trust, and then changed its name to The Dreyfus/Laurel Funds Trust on October 17, 1994. The Company is registered with the SEC under the 1940 Act, as a management investment company. The Fund is one of two investment portfolios authorized by the Company's Board of Trustees. The Fund's shares are classified into three Classes- Institutional shares, Investor shares and Class R shares. The Company's Agreement and Declaration of Trust permits the Board of Trustees to create an unlimited number of investment portfolios (each a "fund"). The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment.

        Each share (regardless of Class) has one vote. All shares of all funds (and Classes thereof) vote together as a single class, except as to any matter for which a separate vote of any fund or Class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular funds or Classes, in which case only the shareholders of the affected fund or Classes are entitled to vote, each as a separate class. Only holders of Investor shares and Institutional shares will be entitled to vote on matters submitted to shareholders pertaining to the Distribution Plan relating to that Class.
        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Trustee from office and for any other purpose. Company shareholders may remove a Trustee by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
        The Transfer Agent maintains a record of your ownership and will send you confirmations and statements of account.
       Shareholder inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144, or by calling toll free 1-800-645-6561.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S
 OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

        [Page 25

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        [Page 26

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        [Page 27

Core Value
Fund _
Investor shares
Class R shares

Prospectus
Registration Mark
Copy Rights 1997 Dreyfus Service Corporation
                                      312/712p042997

        [Page 28



PROSPECTUS                                                     APRIL 29, 1997

DREYFUS CORE VALUE FUND
        Dreyfus Core Value Fund (the "Fund"), formerly called the "Laurel Capital Appreciation Fund," is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust, an open-end management investment company (the "Company"), known as a mutual fund. The Fund seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stock.
        BY THIS PROSPECTUS, THE FUND IS OFFERING INSTITUTIONAL SHARES.
        SHARES OF THE FUND ARE SOLD WITHOUT A SALES LOAD. INSTITUTIONAL SHARES OF THE FUND ARE SUBJECT TO DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
        SHARES OF THE FUND MAY BE PURCHASED OR REDEEMED BY TELEPHONE USING THE DREYFUS TELETRANSFER PRIVILEGE.
        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT MANAGER. THE DREYFUS CORPORATION IS REFERRED TO AS "DREYFUS."
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ CAREFULLY BEFORE YOU INVEST AND RETAINED FOR FUTURE REFERENCE.

        THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 1997 ("SAI"), WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AND IS INCORPORATED HEREIN BY REFERENCE. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND. FOR A FREE COPY OF THE SAI, WRITE
TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-645-6561. WHEN TELEPHONING, ASK FOR OPERATOR 144.

        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL FLUCTUATE FROM TIME TO TIME.

        THE FEES TO WHICH THE FUND IS SUBJECT ARE SUMMARIZED IN THE "EXPENSE SUMMARY" SECTION OF THE FUND'S PROSPECTUS. THE FUND PAYS AN AFFILIATE OF MELLON BANK, N.A. ("MELLON BANK") TO BE ITS INVESTMENT MANAGER. MELLON BANK OR AN AFFILIATE MAY BE PAID FOR PERFORMING OTHER SERVICES FOR THE FUND, SUCH AS CUSTODIAN, TRANSFER AGENT OR FUND ACCOUNTANT SERVICES.


                             Table of Contents
                                                                       Page
   Expense Summary.......................................                 3
   Financial Highlights..................................                 4
   Description of the Fund...............................                 5
   Management of the Fund................................                 9
   How to Buy Fund Shares................................                10
   Shareholder Services..................................                12
   How to Redeem Fund Shares.............................                15
   Distribution Plan.....................................                18
   Dividends, Other Distributions and Taxes..............                18
   Performance Information...............................                20
   General Information...................................                21

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [Page 1


        [This Page Intentionally Left Blank]

    [Page 2



                                             EXPENSE SUMMARY
SHAREHOLDER TRANSACTION EXPENSES:                             INVESTOR SHARES      CLASS R SHARES     INSTITUTIONAL SHARES
                                                              __________________  _________________  ______________________
  Maximum Sales Load Imposed on Purchases........                     none             none                none
  Maximum Sales Load Imposed on Reinvestments....                     none             none                none
  Deferred Sales Load............................                     none             none                none
  Redemption Fee.................................                     none             none                none
  Exchange Fee...................................                     none             none                none
ESTIMATED ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)
  Management Fee.................................                     .90%             .90%               0.90%
  12b-1 Fee(1)...................................                     .25%             none               0.15%
  Other Expenses(2)..............................                    0.00%            0.00%               0.00%
                                                                     _____            _____               ______
    Total Fund Operating Expenses................                    1.15%             .90%               1.05%
 EXAMPLE:
                You would pay the following expenses
                on a $1,000 investment, assuming (1) a 5% annual
                return and (2) redemption at the end of each
                TIME PERIOD:                                  INVESTOR SHARES      CLASS R SHARES     INSTITUTIONAL SHARES
                                                              __________________  _________________  ______________________

                                                                 1 Year             $ 12               $  9  $ 11
                                                                3 Years             $ 37               $ 29  $ 33
                                                                5 Years             $ 63               $ 50  $ 58
                                                                10 Years            $140               $111  $128

(1) See "Distribution Plan" for a description of the Fund's Distribution Plan for the Institutional shares.

(2) Does not include fees and expenses of the non-interested Trustees (including counsel). The investment manager is contractually required to reduce its management fee in an amount equal to the Fund's allocable portion of such fees and expenses, which are estimated to be less than .01% of the Fund's net assets. (See "Management of the Fund.")

    THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATI VE OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE IN DICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S AC TUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
        The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Long-term investors in Institutional shares could pay more in 12b-1 fees than the economic equivalent of paying the maximum front-end sales charges applicable to mutual funds sold by members of the National
Association of Securities Dealers, Inc. The information in the foregoing table does not reflect any fee waivers or expense reimbursements that may be in effect. Certain Agents (as described below) may charge their clients direct fees for effecting transactions in Fund shares; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Fund Shares" and "Distribution Plan."

        The Company understands that banks, securities brokers or dealers and other financial institutions (including Mellon Bank and its affiliates) (collectively "Agents") may charge fees to their clients who are owners of Fund shares for various services provided in connection with a client's account. These fees would be in addition to any amounts received by an Agent under its Selling Agreement (the "Agreement") with Premier Mutual Fund Services, Inc. (the "Distributor"). The Agreement requires each Agent to disclose to its clients any compensation payable to such Agent by the Distributor and any other compensation payable by the clients for various services provided in connection with their accounts.

        Institutional shares are offered to holders of shares of a predecessor class of the Fund as of April 4, 1994. The Fund also offers Investor shares and Class R shares. Investor shares are primarily sold to retail investors by the Distributor and by Agents that have entered into an Agreement with the Distributor. Class R shares are sold primarily to bank trust departments and other financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at su ch institution or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Investor shares and Class R shares are offered pursuant to a separate Prospectus.



    [Page 3

FINANCIAL HIGHLIGHTS

The tables below are based upon a single Institutional share outstanding throughout each fiscal year or period and should be read in conjunction with the financial statements and related notes that appear in the Fund's Annual Report dated December 31, 1996 and which are incorporated by reference in the SAI. The financial statements included in the Fund's Annual Report for the year ended December 31, 1996 have been audited by _____________________, independent auditors, whose report appears in the Fund's Annual Report. Further information about, and management's discussion of, the Fund's performance is included in the Fund's Annual Report, which may be obtained without charge by writing to the address, or calling the number set forth on the cover page of this Prospectus.


DREYFUS CORE VALUE FUND
FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD.*
                                                                  Year        YEAR           YEAR            PERIOD
                                                                  ENDED       ENDED          ENDED           ENDED
                                                                12/31/96    12/31/95       12/31/94##      12/31/93

Net asset value, beginning of period                                          $24.56         $27.80          $25.96
                                                                ________    ________       ________         _______
Income from investment operations:
        Net investment income#                                                  0.47           0.47            0.32
        Net realized and unrealized gain/loss on investments                    8.20          (0.31)           3.38
                                                                ________    ________       ________         _______
        Total from investment operations                                        8.67           0.16            3.70
                                                                ________    ________       ________         _______
Less distributions:
        Distributions from net investment income                               (0.48)         (0.43)          (0.33)
        Distributions from net realized gains on investments                   (2.63)         (2.97)          (1.53)
                                                                ________    ________       ________         _______
        Total distributions                                                    (3.11)         (3.40)          (1.86)
                                                                ________    ________       ________         _______
Net asset value, end of period                                                $30.12         $24.56          $27.80
                                                                ========    ========       ========         ========
Total return                                                                   35.60%          0.49%          14.38%
                                                                ========    ========       ========         ========
Ratios to average net assets/supplemental data:
        Net assets, end of period (in 000's)                          __     $75,607        $59,435         $79,656
        Ratio of operating expenses to average net assets             __        1.03%          1.02%           1.04%**
        Ratio of net investment income to average net assets          __        1.53%          1.57%           1.24%**
        Decrease reflected in above expense ratios due to
          undertakings by Dreyfus                                     __        0.02%          0.01%             ._
Portfolio turnover rate                                               __          54%            73%             75%
Average commission rate paid###                                       __          __             __              __


*      The Fund commenced selling Institutional shares on February 1, 1993.
**     Annualized.
+ Total return represents aggregate total return for the periods indicated.
++ Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and/or investment manager, the annualized ratio of operating expenses to average net assets for the year ended December 31, 1994 and for the period ended December 31, 1993 would have been 1.03% and 1.04%, respectively.
+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this year because the use of the undistributed method did not accord with results of operations.
# Net investment income per share before the voluntary reimbursement expenses and/or waiver of fees by the investment adviser, for the year ended December 31, 1994 and for the period ended December 31, 1993 would have been $0.46 and $0.31, respectively.
## Prior to April 4, 1994, the Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank served as the Fund's investment manager. Effective October 17, 1994, Dreyfus began serving as the Fund's investment manager.

### For fiscal year beginning November 1, 1995, The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

    [Page 4

DESCRIPTION OF THE FUND
INVESTMENT OBJECTIVE
        The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and stocks convertible into common stocks.
MANAGEMENT POLICIES

        Securities are selected for the Fund based on a quantitative and qualitative study of trends in industries and companies, earning power, growth features and other investment criteria. Major emphasis is placed on industries and issuers that are considered by Dreyfus to have characteristics that reflect attractive valuations as compared to the stock market as a whole such as a low price to earnings ratio, a low ratio of market price to book value and better than average cash flows. Dreyfus also focuses on other "value" oriented investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of operating policy, the Fund will not invest more than 25% of its total assets in any one industry.

        Up to 20% of the Fund's total net assets may be invested in foreign securities. Such investments will be made principally in foreign equity securities. The Fund may invest up to 5% of its total net assets in fixed-income securities of companies that are close to entering, or already in, reorganization proceedings. These obligations will likely be rated below the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"). See "Certain Portfolio Securities _ Low-Rated and Comparable
Unrated Securities". In addition, the Fund may write covered put and call options on its portfolio securities, and purchase and write put and call options on stock indexes to hedge its portfolio. The Fund may also lend its portfolio securities. These techniques are discussed in more detail below under "Investment Techniques."
        The Fund may reduce the proportion of its investments in equity securities and temporarily invest its assets in fixed-income securities and in U.S. Government Securities and other high-grade, short-term money market instruments, including repurchase agreements with respect to such instruments, when, in the opinion of Dreyfus, a defensive posture is warranted. To this extent, the Fund may not achieve its investment objective. INVESTMENT TECHNIQUES
        In connection with its investment objectives and policies, the Fund may employ, among others, the following investment techniques:
        BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.
        SECURITIES LENDING. From time to time, the Fund may lend portfolio securities to brokers, dealers and other financial organizations. Such loans will not exceed 331/3% of the Fund's total assets, taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.


        COVERED OPTION WRITING. From time to time, the Fund may write covered put and call options on portfolio securities and may purchase put and call options on securities. The Fund could realize fees (referred to as "premiums") for granting the rights evidenced by the options. However, in return for the premium, the Fund forfeits the right to any appreciation in the value of the underlying security while the option is outstanding. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at the specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell the option holder an underlying security at a specified price at any time during the option period.

    [Page 5

        Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.
        Whenever the Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (a) deposit with the Fund's custodian in a segregated account, cash, U.S. Government Securities or other high-grade debt obligations having a value at least equal to the exercise price of the underlying securities or
(b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with the Fund's custodian in a segregated account).
        The Fund may engage in a closing purchase transaction to realize a profit or limit a loss, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market.
CERTAIN PORTFOLIO SECURITIES
        FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers, and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.
        ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that are readily marketable are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also pur chase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold

    [Page 6

to qualified institutional buyers in
accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors (such as the Fund) that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. Determinations as to the liquidity of investments in Section 4(2) paper and Rule 144A securities will be made by the Company's Board of Trustees. The Board will consider availability of reliable price information and other relevant information in making such determinations. If a particular investment in Section 4(2) paper or Rule 144A Securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
        LOW-RATED AND COMPARABLE UNRATED SECURITIES. Low-rated and comparable unrated securities (collectively referred to in this discussion as "low rated" securities) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While the market values of low-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value. Further information regarding security ratings is contained in the SAI.
        STOCK INDEX OPTIONS. The Fund may purchase and write exchange-listed put and call options on stock indexes to hedge against risks of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. (Examples of well-known stock indexes are the Standard & Poor's 500 Composite Stock Price Index and the New York Stock Exchange Composite Index.) Options on stock indexes are similar to options on securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.
        The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's stock investments and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the portfolio being hedged correlate with price movements in the stock index selected.

    [Page 7

        REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements transactions in pursuit of its investment objective. A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit on illiquid securities stated above.
        OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with its investment objectives and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
        PORTFOLIO TURNOVER. While securities are purchased for the Fund on the basis of potential for capital appreciation and not for short-term trading profits, in the past the portfolio turnover rate of the Fund has exceeded 100% and may exceed 100% in the future. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. In past years the Fund's rate of portfolio turnover exceeded that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains which, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, security transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems it appropriate to make changes in the Fund's assets.
RISK FACTORS

        As with any equity fund, the value of your investment in the Fund may fluctuate in response to movements in the stock market as a whole. In addition, the ability of the Fund to invest in foreign securities, illiquid securities and low-rated and unrated debt securities, and to purchase and sell certain instruments (including writing certain options), may increase the Fund's investment risks and opportunities. See "Certain Portfolio Securities" and "Investment Techniques-Covered Options Writing" in this Prospectus and "Investment Objectives and Management Policies" in the SAI.

        LIMITING INVESTMENT RISKS. The Fund is subject to a number of investment limitations. Certain limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. As a fundamental policy, the Fund may not (i) borrow money in an amount exceeding 331/3% of the Fund's total assets at the time of borrowing; (ii) make loans or lend securities in excess of 331/3% of the Fund's total assets; (iii) purchase, with respect to 75% of the Fund's total assets, securities of any one issuer representing more than 5% of the Fund's total assets (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) or more than 10% of that issuer's outstanding voting securities; and (iv) invest more than 25% of the value of the Fund's total assets in the securities of one or more issuers conducting their principal activities in the same industry; provided that there shall be no such limitation on invest ments in obligations of the U.S Government, state and municipal governments and their political subdivisions or investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The SAI describes all of the Fund's fundamental and non-fundamental restrictions.

    [Page 8

        The investment objectives, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objectives, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.


MANAGEMENT OF THE FUND
        INVESTMENT MANAGER. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of ___________, 1997, Dreyfus managed or administered approximately $___ billion in assets for more than 1.7 million investor accounts nationwide.
        Dreyfus serves as the Fund's investment manager. Dreyfus supervises and assists in the overall management of the Fund's affairs under an Investment Management Agreement with the Fund, subject to the overall authority of the Company's Board of Trustees in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As the Fund's investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objectives, policies and restrictions.
        The Fund is managed by a committee of portfolio managers of Dreyfus and no person is primarily responsible for making recommendations to the committee. This committee, which also comprises the Equity Policy Group of The Boston Company Asset Management, Inc. ("TBCAM"), is responsible for the management of over $___ billion in pension and institutional equity assets. TBCAM is an indirect wholly-owned subsidiary of Mellon.
        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $____ billion in assets as of
 ____________, 1997, including $___billion in mutual fund assets. As of
____________, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $___ billion in assets, including approximately $____ billion in mutual fund assets.

        Under the Investment Management Agreement, the Fund is contractually obligated to pay a fee computed daily, and paid monthly, at the annual rate of .90% of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. In order to compensate Dreyfus for paying virtually all of the Fund's expenses, the Fund's investment management fee is higher than the investment advisory fees paid by most investment companies. Most, if not all, such companies also pay for a portion of the non-investment advisory expenses that are not paid by such companies' investment advisers. Although Dreyfus does not pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may waive (either voluntarily or pursuant to applicable state limitations) a portion of the investment management fees payable by the Fund. For the fiscal year ended December 31, 1996, the Fund paid Dreyfus 0.88% of its average daily net assets in investment management fees (net of fees waived).

    [Page 9

        For the fiscal year ended December 31, 1996, total operating expenses (excluding Rule 12b-1 fees) (net of fees waived) of the Fund were 0.88% of the average daily net assets of the Investor Class, the Institutional Class and Class R, respectively. For more information concerning Investor or Class R shares, see the current prospectus for Investor or Class R shares.

        In addition, Institutional and Investor shares may be subject to certain distribution and shareholder servicing fees. See "Distribution Plan."
        Dreyfus may pay the Fund's Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Agents in respect of these services.
        In allocating brokerage transactions for the Fund, Dreyfus seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, Dreyfus may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by Dreyfus as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the SAI.
        Dreyfus is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with Dreyfus or Mellon Bank or that have sold shares of the Fund, if Dreyfus believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objectives, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank has a lending relationship.

        DISTRIBUTOR. The Fund's distributor is Premier Mutual Fund Services, Inc. The Distributor is located at 60 State Street, Boston, Massachusetts 02109. The Distributor is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.

        CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, AND SUB-ADMINISTRAT OR. Mellon Bank (One Mellon Bank Center, Pittsburgh, Pennsylvania 15258) is the Fund's custodian. The Fund's Transfer and Dividend Disbursing Agent is Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, located at One American Express Plaza, Providence, Rhode Island 02903. Premier Mutual Fund Services, Inc. serves as the Fund's sub-administrator and, pursuant to a Sub-Administration Agreement, provides various administrative and corporate secretarial services to the Fund.
HOW TO BUY FUND SHARES

        GENERAL. Institutional shares are offered to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund on April 4, 1994. In addition to Institutional shares, the Fund also offers Investor and Class R shares through a separate prospectus. Investor shares are offered to any investor and may be purchased through the Distributor or Agents that have entered into Agreements with the Distributor. Investor and Class R shares are not subject to a sales charge on purchases or redemptions. Investor shares are subject to a Rule 12b-1 fee at an annual rate of up to .25 of 1% of the Fund's average net assets attributable to Investor shares. Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. For more information concerning Investor or Class R shares, see the current prospectus for Investor and Class R shares. You may be charged a fee if you effect transactions in Fund shares through an Agent.

        Stock certificates are issued only upon your written request. The Fund reserves the right to reject any purchase order.

    [Page 10

        The minimum initial investment is $2,500. Subsequent investments must be at least $100.

        Shares may be purchased by check or wire, through the Dreyfus TELETRAN SFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds" or, if for Dreyfus retirement plan accounts, to "The Dreyfus Trust Company, Custodian." Payments which are mailed should be sent to Dreyfus Core Value Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening an account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427. Neither initial nor subsequent investments should be made by third party check.


        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. To purchase Institutional shares in your name, immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, DDA# 044121/Dreyfus Core Value Fund and applicable Class for purchase of Fund shares in your name.


        The wire must indicate which Class of shares is being purchased and it must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, you should call 1-800-645-6561 after completing your wire payment in order to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit andTrust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number PRECEDED BY THE DIGITS "4020".
        The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds one million dollars ("Eligible Benefit Plans"). The determination of the number of employees eligible for participation in a plan or program shall be made on the date Fund shares are first purchased by or on behalf of employees participating in such plan or program and on each subsequent January 1st. All present holdings of shares of funds in the Dreyfus Family of Funds by Eligible Benefit Plans will be aggregated to determine the fee payable with respect to each purchase of Fund shares. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.
        Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further infor-

    [Page 11

mation concerning
this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
        NET ASSET VALUE PER SHARE ("NAV"). An investment portfolio's NAV refers to the worth of one share. The NAV for the Institutional shares of the Fund is computed by adding with respect to that class of shares the value of all the class' investments, cash, and other assets, deducting liabilities and dividing the result by number of shares of that class outstanding. The valuation of assets for determining NAV for the Fund may be summarized as follows:
        The portfolio securities of the Fund, except as otherwise noted, listed or traded on a stock exchange, are valued at the latest sale price. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices but will be valued at the last sale price if required by regulations of the SEC. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.
        Bonds are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.
        NAV is determined at the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open (a "business day"). Investments and requests to exchange or redeem shares received by the Transfer Agent before the close of regular trading on the NYSE (usually 4 p.m., Eastern
Time) are effective on, and will receive the price determined, that day. Investment, exchange or redemption requests received after close of business are effective on, and receive the first share price determined on, the next business day.

        Orders for the purchase of Institutional shares received by dealers by the close of trading on the floor the NYSE on any business day and transmitted to the Distributor or its designee by the close of business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of the business day.

        The public offering price of Institutional shares is the NAV of that class.
        The public offering price of Investor shares and Class R shares, both of which are offered on a continuous basis, is the NAV of each respective Class.
        DREYFUS TELETRANSFER PRIVILEGE - You may purchase Fund shares (minimum $500 and maximum $150,000 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a TELETRANSFER purchase of Institutional shares by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452.

SHAREHOLDER SERVICES
        The services and privileges described under this heading may not be available to clients of certain Agents and some Agents may impose certain conditions on their clients which are different from those described in this Prospectus. You should consult your Agent in this regard.
FUND EXCHANGES

        You may purchase, in exchange for Institutional shares of the Fund, shares of certain other eligible funds managed or administered by Dreyfus, to the extent such shares are offered for sale in your state of

    [Page 12

residence. These funds have different investment objectives which may be of interest to you. If you desire to use this service, please call 1-800-645-6561 to determine if it is available and whether any conditions are imposed on its use. Shareholders are limited to six exchanges out of the Fund during the calendar year.


        To request an exchange, you or your Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the relevant "NO" box on the Account Application, indicating that you specifically refuse this Privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, available by calling 1-800-645-6561 or, by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. If you previously have established the Telephone Exchange Privilege, you may telephone exchange instructions (including over The Dreyfus TouchRegistration Mark Automated Telephone System) by calling 1-800-645-6561. If calling from overseas, call 516-794-5452. See "How to Redeem Fund Shares-Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividends and distributions payment option (except for Dreyfus Dividend Sweep) selected by you.

        Shares will be exchanged at the next determined NAV; however, a sales load may be charged with respect to exchanges of Institutional shares into funds sold with a sales load. If you are exchanging Institutional shares into a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares of the fund from which you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load or, (c) acquired through reinvestment of dividends or other distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. See "Shareholder Services" in the SAI. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund exchanges may be modified or terminated at any time upon notice to shareholders.
        The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a qualified Retirement
Plan) may realize a taxable gain or loss.
Dreyfus Auto-Exchange Privilege

        Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Institutional shares of the Fund, in shares of other eligible funds in the Dreyfus Family of Funds of which you are currently an investor. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current NAV; however a sales load may be charged

    [Page 13

with respect to exchanges of Institutional shares into funds sold with a sales load. The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

DREYFUS-AUTOMATIC ASSET BUILDERRegistration Mark
        Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 6587, Providence, Rhode Island 02940-6587, or, if to Dreyfus retirement plan accounts to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.
DREYFUS DIVIDEND OPTIONS
        Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and other distributions, if any, paid by the Institutional shares of the Fund in shares of another fund in the Dreyfus Family of Funds of which you are an investor. Shares of the other fund will be purchased at the then-current NAV; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load. See "Shareholder Services" in the SAI. Dreyfus Dividend ACH permits you to transfer electronically on the payment date dividends or dividends and other distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.
        For more information concerning these Privileges, or to request a Dreyfus Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 6587, Providence, Rhode Island 02940-6587. Enrollment in or cancellation of these Privileges is effective three business days following receipt. These Privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these Privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.
DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE
        Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your

    [Page 14

Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.
DREYFUS PAYROLL SAVINGS PLAN
        Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon the direct deposit program of your employer, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 6587, Providence, Rhode Island 02940-6587. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.
AUTOMATIC WITHDRAWAL PLAN
        The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50 on either a monthly or quarterly basis) if you have a $5,000 minimum account. An application for the Automatic Withdrawal Plan can be obtained by calling 1-800-645-6561. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.
RETIREMENT PLANS
        The Fund offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and IRA "Rollover Accounts," 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.
HOW TO REDEEM FUND SHARES
        GENERAL. You may request redemption of your shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined NAV as described below. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than speci fied to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

        The Fund imposes no charges when shares are redeemed directly through the Distributor. Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.


    [Page 15

        The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK, BY THE DREYFUS TELETRANSFER PRIVILEGE OR THROU GH DREYFUS-AUTOMATIC ASSET BUILDER AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTIO N REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED T O YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK, DREYFUS TELETRANSFE R PURCHASE OR DREYFUS-AUTOMATIC ASSET BUILDER ORDER, WHICH MAY TAKE UP TO EIGH T BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER PRIVILEGE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE
 PURCHASE CHECK, THE DREYFUS TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC AS SET BUILDER ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES
 WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHER WISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTI ON REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH S HARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTH ER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

        The Fund reserves the right to redeem your account at its option upon not less than 45 days' written notice if the NAV of your account is $500 or less and remains so during the notice period.

        PROCEDURES - You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, the Wire Redemption Privilege, the Telephone Redemption Privilege or the Dreyfus TELETRANSFER Priv ilege. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities.

        You may redeem Fund shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a telephone redemption privilege or Telephone Exchange Privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus TouchRegistration Mark Automated Telephone System) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

        During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases,
#
you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.
        REGULAR REDEMPTION. Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 6587, Providence, Rhode Island 02940-6587, or if for the Dreyfus retirement plan accounts to the Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427. THESE REQUESTS WILL BE FORWARDED TO
 THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY. For the location of the nearest Financial Center, please call the telephone number listed under "General Information." Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-

    [Page 16

guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents
Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. For more information with respect to signature-guarantees, please call the telephone number listed under "General Information."
        Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.
        WIRE REDEMPTION PRIVILEGE. You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. To establish the Wire Redemption Privilege, you must check the appropriate box and supply the necessary information on the Fund's Account Application or file a Shareholder Services Form with the Transfer Agent. You may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period.
You may telephone redemption requests by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. The Fund reserves the right to refuse any redemption request, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. This Privilege may be modified or terminated at any time by the Transfer
Agent or the Fund. The Fund's SAI sets forth instructions for transmitting redemption requests by wire. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this Privilege.
        TELEPHONE REDEMPTION PRIVILEGE. You may redeem Fund shares (maximum $150,000 per day) by telephone if you checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The redemption proceeds will be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Fund. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for this Privilege.
        DREYFUS TELETRANSFER PRIVILEGE. You may redeem Fund shares (minimum $500 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between your Fund account and the bank account designated in one of these documents. Only such an account maintained in a domestic financial institution which is an ACH member may be so designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER P rivilege for transfer to their bank account only up to $250,000 within any 30-day period. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a Dreyfus TELETRANSFER redemption of Fund shares by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452.

    [Page 17

Shares held under Keogh Plans, IRAs or other retirement plans, and shares issued in certificate form, are not eligible for this Privilege.

DISTRIBUTION PLAN
        Institutional and Investor shares are subject to a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"). The Institutional and Investor shares of the Fund bear some of the cost of selling those shares under the Plan. The Plan allows the Fund to spend annually up to 0.15% of its average daily net assets attributable to Institutional shares, and 0.25% of its average daily net assets attributable to Investor shares, to compensate the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of Institutional and Investor shares of the Fund, and Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities. The Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Agreements with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Institutional or Investor shares of the Fund.
        The Fund and the Distributor may suspend or reduce payments under the Plan at any time, and payments are subject to the continuation of the Fund's Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may agree to voluntarily reduce the maximum fees payable under the Plan. See the SAI for more details on the Plan.
        Potential investors should read this Prospectus in light of the terms governing Agreements with their Agents. An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one class of shares over another. DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
        The Fund declares and pays dividends from its net investment income, if any, four times yearly and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class are calculated at the same time and in the same manner and are in the same amount, except that the expenses attributable solely to a particular Class will be borne exclusively by that Class. Investor shares will receive lower per share dividends than Institutional and Class R shares because of the higher expenses borne by the Investor shares. Institutional shares will receive lower per share dividends than Class R shares because of the higher expenses borne by the Institutional shares. See "Expense Summary."
        Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash or to receive dividends in cash and reinvest other distributions in additional Fund
#
shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV.
        It is expected that the Fund will continue to qualify for treatment as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code.
        Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "divided distributions"), paid by the Fund are taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income whether to the extent of the

    [Page 18

Fund's earnings and
profits received in cash or reinvested in additional Fund shares. Distribution s from the Fund's capital gain (the excess of net long-term capital gain over short-term capital loss) are taxable to such shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. The net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and other distributions also may be subject to state and local taxes.
        Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the non-resident foreign investor claims the benefit of a lower rate specified in a tax treaty. Capital gain distributions paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.
        Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and capital gain distributions, if any, paid during the year.
        Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 591/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 701/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax.

        With respect to individual investors and certain non-qualified retirement plans, Federal laws and regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, capital gain distributions and any redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to such a shareholder if the shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS that the shareholder's subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines that a shareholder's TIN is incorrect or if that shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.
        The Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        You should consult your tax advisers regarding specific questions as to Federal, state or local taxes.

    [Page 19

PERFORMANCE INFORMATION
        For purposes of advertising, performance for each Class may be calculated on the basis of average annual total return and/or total return. These total return figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund during the measuring period were reinvested in shares of the same Class. These figures also take into account any applicable distribution and shareholder servicing fees. As a result, at any given time, the performance of the Investor shares should be expected to be lower than that of the Institutional shares and the performance of the Institutional shares should be expected to be lower than that of Class R shares. Performance for each Class will be calculated separately.
        Average annual total return is calculated pursuant to a standardized formula which assumes that an investment was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and other distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisem ents of the Fund's performance will include the Fund's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Fund has operated. Computations of average annual total return for periods of less than one year represent an annualization of the Fund's actual total return for the applicable period.
        Total return is computed on a per share basis and assumes the reinvestment of dividends and other distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.
        The Fund may also advertise the yield on a Class of shares. The
Fund's yield is calculated by dividing a Class of shares' annualized net investment income per share during a recent 30-day (or one month) period by the NAV of such Class on the last day of that period. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Class of shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.
        Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.
        The Fund may compare the performance of its shares with various industry standards of performance including Lipper Analytical Services, Inc. ratings, Standard and Poor's 500 Composite Stock
Price Index, the Consumer Price Index, and the Dow Jones Industrial Average. Performance rankings as reported in CHANGING TIMES, BUSINESS WEEK, INSTITUTION AL INVESTOR, THE WALL STREET JOURNAL, MUTUAL FUND FORECASTER, NO LOAD INVESTOR , MONEY MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, U.S. NEWS AND WORLD REPORT, FORBES, FORTUNE, BARRON'S and similar publications may also be used in comparing the Fund's performance. Furthermore, the Fund may quote its shares' total returns and yields in advertisements or in shareholder reports. The
Fund may also advertise non-standardized performance information, such as total return for periods other than those required to be shown or cumulative performance data. The Fund may advertise a quotation of yield or other similar quotation demonstrating the income earned or distributions made by the Fund.

    [Page 20

GENERAL INFORMATION

        The Company was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 30, 1979 under the name The Boston Company Fund, changed its name effective April 4, 1994 to The Laurel Funds Trust, and then changed its name to The Dreyfus/Laurel Funds Trust on October 17, 1994. The Company is registered with the SEC under the 1940 Act, as a management investment company. The Fund is one of two investment portfolios authorized by the Company's Board of Trustees. The Fund's shares are classified into three Classes- Institutional shares, Investor shares and Class R. The Company's Agreement and Declaration of Trust permits the Board of Trustees to create an unlimited number of investment portfolios (each a "fund"). The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment.

        Each share (regardless of Class) has one vote. All shares of all funds (and Classes thereof) vote together as a single class, except as to any matter for which a separate vote of any fund or Class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular funds or Classes, in which case only the shareholders of the affected fund or Classes are entitled to vote, each as a separate class. Only holders of Institutional or Investor shares will be entitled to vote on matters submitted to shareholders pertaining to the Distribution Plan relating to that Class.
        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Trustee from office and for any other purpose. Company shareholders may remove a Trustee by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
        The Transfer Agent maintains a record of your ownership and will send you confirmations and statements of account.
       Shareholder inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144, or by calling toll free 1-800-645-6561.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY R EPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S
 OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE R ELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CON STITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERIN G MAY NOT LAWFULLY BE MADE.


    [Page 21

[This Page Intentionally Left Blank]

    [Page 22

[This Page Intentionally Left Blank]

    [Page 23

Core Value
Fund _
Institutional Shares
Prospectus
Registration Mark
Copy Rights 1997 Dreyfus Service Corporation
                                          392p042997

    [Page 24



                    DREYFUS CORE VALUE FUND
           INVESTOR, INSTITUTIONAL AND CLASS R SHARES
                             PART B
             (STATEMENT OF ADDITIONAL INFORMATION)


                         April 29, 1997




     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus describing the Class R and Investor shares of the Dreyfus Core Value Fund (formerly, the Laurel Capital Appreciation Fund) (the "Fund") and the current Prospectus describing the Institutional shares of the Fund, each dated
April 29, 1997, as they may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust (the "Trust"), an open-end management investment company known as a mutual fund. To obtain a copy of the Fund's Prospectuses, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call the following numbers:


          Call Toll Free 1-800-645-6561
          In New York City -- Call 1-718-895-1206
          Outside the U.S. and outside of Canada -- Call 516-794-5452

     The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.


                       TABLE OF CONTENTS
                                                       Page
Investment Objectives and Management Policies          B-2
Management of the Fund                                 B-18
Management Arrangements                                B-24
Purchase of Fund Shares                                B-26
Distribution Plan                                      B-27
Redemption of Fund Shares                              B-28
Shareholder Services                                   B-29
Determination of Net Asset Value                       B-33
Dividends, Other Distributions and Taxes               B-33
Portfolio Transactions                                 B-38
Performance Information                                B-40
Information About the Fund                             B-41
Custodian, Transfer and Dividend Disbursing
  Agent, Counsel and Independent Auditors              B-42
Financial Statements                                   B-43


         INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Description of the Fund."

Portfolio Securities

     Foreign Securities. The Fund may invest in securities of foreign issuers, including investments in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, reevaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund including withholding dividends.

     U.S. Government Securities. The Fund may invest in U.S. Government Securities that are direct obligations of the U. S. Treasury, or that are issued by agencies and instrumentalities of the U.S. Government and supported by the full faith and credit of the U.S. Government. These include Treasury notes, bills and bonds and securities issued by the Government National Mortgage Association ("GNMA"), the Federal Housing Administration, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration.

     The Fund may also invest in U.S. Government Securities that are not supported by the full faith and credit of the U.S. Government. These include securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks, Tennessee Valley Authority, Student Loan Marketing Association and District of Columbia Armory Board. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only when Dreyfus determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     GNMA certificates represent ownership interests in a pool of mortgages issued by a mortgage banker or other mortgagee. Distributions on GNMA certificates include principal and interest components. GNMA, a corporate instrumentality of the U.S. Department of Housing and Urban Development, guarantees timely payment of principal and interest on GNMA certificates; this guarantee is deemed a general obligation of the United States, backed by its full faith and credit.


     Each of the mortgages in a pool supporting a GNMA certificate is insured by the Federal Housing Administration or the Farmers Home Administration, or is insured or guaranteed by the Veterans Administration. The mortgages have maximum maturities of 40 years. Government statistics indicate, however, that the average life of the underlying mortgages is shorter, due to scheduled amortization and unscheduled repayments (attributable to voluntary prepayments or foreclosures).

     FNMA and FHLMC are Government sponsored corporations owned entirely by private stockholders. Each is subject to general regulation by an official of the Department of Housing and Urban Development. FNMA and FHLMC purchase residential mortgages from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA and FHLMC are guaranteed by those entities as to payment of principal and interest.

     Bank Obligations. The Fund is permitted to invest in high-quality, short-term money market instruments. The Fund may invest temporarily, and without limitation in bank certificates of deposit, time deposits, and bankers' acceptances when, in Dreyfus' opinion, a "defensive" investment posture is warranted.

     Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks; time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, all banks whose certificates of deposit may be purchased by the Trust are insured by the FDIC and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of foreign banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulations designed to promote financial soundness.

     Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulations. Payment of interest and principal upon obligations of foreign banks and foreign branches of domestic banks may be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). Examples of such action would be the imposition of currency controls, interest limitations, seizure of assets, or the declaration of a moratorium. Evidence of ownership of portfolio securities may be held outside of the United States, and the Trust may be subject to the risks associated with the holdings of such property overseas.

     Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as by governmental action in the countries in which the foreign bank has its head office. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank. The Trust will carefully consider these factors in making such investments.

     Low-Rated Securities. The Fund may invest in low-rated and comparable unrated securities. The effect a recession might have on such securities is not known. Any such recession, however, could severely disrupt the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     The ratings of the various nationally recognized statistical rating organizations ("NRSROs") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of the securities. Although Dreyfus uses these ratings as a criterion for the selection of securities for the Fund, Dreyfus also relies on its independent analysis to evaluate potential investments for the Fund. The Fund's achievement of its investment objective may be more dependent on Dreyfus' credit analysis of low-rated and unrated securities than would be the case for a portfolio of higher-rated securities.

     Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not timely change its ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although Dreyfus will consider these events in determining whether the Fund should continue to hold the securities. To the extent that the ratings given by an NRSRO for securities may change as a result of changes in the rating systems or due to a corporate reorganization of the NRSRO, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund.

     The Fund intends to invest in these securities when their issuers will be close to, or already have entered, reorganization proceedings. As a result, it is expected that at or shortly after the time of acquisition by the Fund, these securities will have ceased to meet their interest payment obligations, and accordingly would trade in much the same manner as an equity security. Consequently, the Fund intends to make such investments on the basis of potential appreciation in the price of these securities, rather than any expectation of realizing income.

     Repurchase Agreements. The Fund may enter into repurchase agreements with U.S. Government Securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the credit guidelines of the Board of Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always require that it receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the credit guidelines of the Trust's Board of Trustees.

     Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or exemption therefrom. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Trust's Board of Trustees, Dreyfus may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

Management Policies

     The Fund engages, except as noted, in the following practices in furtherance of its investment objective.

     Derivative Instruments. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), such as financial futures contracts (such as index futures contracts), options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest.

     The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

     In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

     Special Risks. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

     (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

     Cover for Derivative Instruments. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative Instruments and will, if the guidelines so require, set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

     Options on indices are similar to options on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.

     The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

     Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market.

     The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government Securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

     Futures Contracts and Options on Futures Contracts. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

     When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund has written a call, it assumes a short futures position. If the Fund has written a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

     The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.
Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

     Foreign Currency Strategies - Special Considerations. The Fund may use Derivative Instruments on foreign currencies to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Fund might seek to hedge against changes in the value of particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Derivative Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the values of which Dreyfus believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency Derivative Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Forward Contracts. A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against future movements in foreign exchange rates. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

     Forward contracts may serve as long hedges -- for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from anticipated dividend or interest payments denominated in a foreign currency. Dreyfus may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which Dreyfus believes will bear a positive correlation to the value of the currency being hedged.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into a principal basis, no fees or commissions are involved. When the Fund enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities measured in the foreign currency will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Swaps, Caps, Collars and Floors. Swap agreements, including interest rate, equity index and currency swaps, caps, collars and floors, may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based on an agreed upon principal amount (referred to as the "notional principal amount").
Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     The Fund will set aside cash or appropriate liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis or writes a cap, collar or floor, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     The most important factor in the performance of swap agreements is the change in the specific interest rate, currency or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

     The Fund will enter into swaps, caps, collars and floors only with banks and recognized securities dealers believed by Dreyfus to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

     The Fund understands that it is the position of the staff of the SEC that assets involved in swap transactions are illiquid and, therefore, are subject to the limitations on illiquid investments.

     Lending of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 33 1/3% of the Fund's total assets, taken at value. The Fund may not lend portfolio securities to its affiliates without specific authorization from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund and which is acting as a "finder."

     By lending portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase such collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as well as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by Dreyfus to be of good standing and will not be made unless, in the judgment of Dreyfus, the consideration to be earned from such loans would justify the risk.


     Master/Feed Option. The Company may in the future seek to achieve a Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to such Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Directors determine it to be in the best interest of a Fund and its shareholders. In making that determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


Investment Restrictions

     The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

     1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

     2. Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act") except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

     3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

     6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

     7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contacts and other similar instruments.

The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund.

     The Fund has adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

     1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

     2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

     3. The Fund shall not purchase oil, gas or mineral leases (the Fund may, however, purchase and sell the securities of companies engaging in the exploration, development, production, refining, transportation, and marketing of oil, gas, or minerals.)

     4. The Fund will not purchase or retain the securities of any issuer if the officers, Trustees of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

     5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

     6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

     7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

     8. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

     9. The Fund will not purchase warrants if at the time of such purchase: (a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

     10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this limitation shall not apply to standby commitments, and
(b) this limitation shall not apply to the Fund's transactions in futures contracts and options.


     As an operating policy, the Fund will not invest more than 25% of the value of the Fund's total assets, at the time of such purchase, in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Board of Trustees may change this operating policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board of Trustees.


     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.





                     MANAGEMENT OF THE FUND


                     Principal Shareholders

     The following shareholder(s) owned 5% or more of the outstanding Institutional shares of the Fund at __________, 1997.


     The following shareholder(s) owned 5% or more of the outstanding Investor shares of the Fund at __________, 1997.


     The following shareholder(s) owned 5% or more of the outstanding Class R shares of the Fund at __________, 1997.



               Federal Law Affecting Mellon Bank

The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank, N.A. ("Mellon Bank") in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

     Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.


                    Trustees and Officers of the Trust


     The Trust has a Board composed of eleven Trustees which supervises the Trust's investment activities and reviews contractual arrangements with companies that provide the Fund with services. The following lists the Trustees and officers and their positions with the Trust and their present and principal occupations during the past five years. Each Trustee who is an "interested person" of the Trust as defined in the 1940 Act is indicated by an asterisk. Each of the Trustees also serves as a Trustee of The Dreyfus/Laurel Tax-Free Municipal Funds and as a Director of The Dreyfus/Laurel Funds, Inc. (collectively, with the Trust, the "Dreyfus/Laurel Funds").


o+RUTH MARIE ADAMS.  Director of the Company; Professor of English and Vice
     President Emeritus, Dartmouth College; Senator, United Chapters of Phi Beta Kappa; Trustee, Woods Hole Oceanographic Institution; Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 81 years old. Address: 1026 Kendal Lyme Road, Hanover, New Hampshire 03755.


o+FRANCIS P. BRENNAN.  Chairman of the Board of Directors and Assistant
     Treasurer of the Company; Director and Chairman, Massachusetts Business Development Corp. and Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 79 years old. Address:
     Massachusetts Business Development Corp., One Liberty Square, Boston, Massachusetts 02109.


o*JOSEPH S. DiMARTINO.  Director of the Company since February 1995.  Since
     January 1995, Mr. DiMartino has served as Chairman of the Board of various funds in the Dreyfus Family of Funds. Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio and Bank Portfolio. He is also Chairman of the Board of Noel Group, Inc., a venture capital company and a Director of the Muscular Dystrophy Association, HealthPlan Services Corporation, Belding Heminway, Inc., Curtis Industries, Inc., Simmons Outdoor Corporation and Staffing Resources, Inc. Mr. DiMartino is also a Board member of 161 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President and a director of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 53 years old.
     Address: 200 Park Avenue, New York, New York 10166.


o+JAMES M. FITZGIBBONS.  Director of the Company; Chairman, Howes Leather
     Company, Inc.; Director, Fiduciary Trust Company. Chairman, CEO and Director, Fieldcrest-Cannon Inc.; Director, Lumber Mutual Insurance Company; Director, Barrett Resources, Inc.; Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 61 years old. Address: 40 Norfolk Road, Brookline, Massachusetts 02167.


o*J. TOMLINSON FORT.  Director of the Company; Partner, Reed, Smith, Shaw &
     McClay (law firm). Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 68 years old. Address:
     204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.


o+ARTHUR L. GOESCHEL. Director of the Company; Chairman of the Board and Director, Rexene Corporation; Director, Calgon Carbon Corporation; Director, Cerex Corporation; Director, National Picture Frame Corporation; Chairman of the Board and Director, Tetra Corporation 1991-1993; Director, Medalist Corporation 1992-1993; Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 74 years old. Address: Way Hollow Road and Woodland Road, Sewickley, Pennsylvania 15143.


o+KENNETH A. HIMMEL.  Director of the Company; Director, The Boston Company,
     Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio; Managing Partner, Franklin Federal Partners. Age: 49 years old. Address: Himmel and Company, Inc., 399 Boylston St., 11th Floor, Boston, Massachusetts 02116.


o*ARCH S. JEFFERY.  Director of the Company; Financial Consultant.  Director,
     Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 78 years old. Address: 1817 Foxcroft Lane, Unit 306, Allison Park, Pennsylvania 15101.


o+STEPHEN J. LOCKWOOD.  Director of the Company; President and CEO, LDG
     Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc.; Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 48 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.


o+JOHN J. SCIULLO.  Director of the Company; Dean Emeritus and Professor of
     Law, Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Member of Advisory Committee on Decendents' Estate Laws of Pennsylvania. Age: 64 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224


o+ROSLYN M. WATSON.  Director of the Company; Principal, Watson Ventures;
     Director, American Express Centurion Bank; Director, Harvard/Pilgrim Community Health Plan, Inc.; Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio; Director, Massachusetts Electric Company; Director, The Hyams Foundation, Inc., prior to February, 1993; Real Estate Development Project Manager and Vice President, The Gunwyn Company. Age: 46 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.


#ELIZABETH BACHMAN.  Vice President and Assistant Secretary of the Company,
     The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since January 1996); Counsel, Premier Mutual Fund Services, Inc. Prior to September 1995, she was enrolled at the Fordham University School of Law and received her J.D. in May 1995. Prior to September 1992, she was an Assistant at the National Association for Public Interest Law. Age: 27 years old. Address: 200 Park Avenue, New York, New York 10166.


#MARIE E. CONNOLLY.  President and Treasurer of the Company, The
     Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since September 1994); Vice President of the Company, The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (March 1994 to September 1994); President, Funds Distributor, Inc. (since 1992); Treasurer, Funds Distributor, Inc. (July 1993 to April
     1994); COO, Funds Distributor, Inc. (since April 1994); Director, Funds Distributor, Inc. (since July 1992); President, COO and Director, Premier Mutual Fund Services, Inc. (since April 1994); Senior Vice President and Director of Financial Administration, The Boston Company Advisors, Inc. (December 1988 to May 1993). Age: 37 years old. Address:
     60 State Street, Boston, Massachusetts  02109.


#DOUGLAS C. CONROY, Vice President and Assistant Secretary of the Company,
     The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since July 1996). Supervisor of Treasury Services and Administration of Funds Distributor, Inc. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund accountant at TBC. Prior to December 1991, Mr. Conroy attended Merrimack College where he received a bachelors degree in Business Administration. Age: 27 years old. Address: 60 State Street, Boston, Massachusetts 02109.


#RICHARD W. INGRAM, Vice President and Assistant Treasurer of the Company,
     The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since July 1996). Senior Vice President and Director of Client Services and Treasury Operations of Funds Distributor, Inc. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of TBC. Age: 40 years old. Address: 60 State Street, Boston, Massachusetts 02109.


#MARK A. KARPE, Vice President and Assistant Secretary of the Company, The
     Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since October 1996). Senior Paralegal of the Distributor. From August 1993 to May 1996, he attended Hofstra University School of Law. Prior to August 1993, he was employed as an Associate Examiner at the National Association of Securities Dealers, Inc. Age: 27 years old.
     Address: 200 Park Avenue, New York, New York 10166.


#MARY A. NELSON, Vice President and Assistant Treasurer of the Company, The
     Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since July 1996). Vice President and Manager of Treasury Services and Administration of Funds Distributor, Inc. From September 1989 to July 1994, Ms. Nelson was an Assistant Vice President and Client Manager for TBC. Age: 32 years old. Address: 60 State Street, Boston, Massachusetts 02109.


#JOHN E. PELLETIER.  Vice President and Secretary of the Company, The
     Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since September 1994); Senior Vice President, General Counsel and Secretary, Funds Distributor, Inc. (since April 1994); Senior Vice President, General Counsel and Secretary, Premier Mutual Fund Services, Inc. (since August 1994); Counsel, The Boston Company Advisors, Inc. (February 1992 to March 1994); Associate, Ropes & Gray (August 1990 to February 1992); Associate, Sidley & Austin (June 1989 to August 1990).
     Age: 31 years old. Address:  60 State Street, Boston, Massachusetts
     02109.


#MICHAEL S. PETRUCELLI. Vice President and Treasurer of the Trust, The
     Dreyfus/Laurel Funds, Inc. and The Dreyfus/Laurel Tax-Free Municipal Funds (since January 1997); Director of Strategic Client Initiatives for the Distributor. From December, 1989 through November, 1996 he was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of the GE Investment Services. Age: 35 years old. Address: 200 Park Avenue, New York, New York 10166.


#JOSEPH F. TOWER, III.  Vice President and Assistant Treasurer of the
     Company, The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (since January 1996); Senior Vice President, Treasurer and Chief Financial Officer of Premier Mutual Fund Services, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age:
     33 years old.  Address: 60 State Street, Boston, Massachusetts 02109.


_________________________
*    "Interested person" of the Company, as defined in the 1940 Act.
o    Member of the Audit Committee.
+    Member of the Nominating Committee.
#    Officer also serves as an officer for other investment companies advised by Dreyfus.


     The officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of _____, 1997.


     No officer or employee of Premier (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Trustee/Director who is not an "interested person" of the Trust (as defined in the 1940 Act), $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Trustees/Directors of the Dreyfus/Laurel Funds). In addition, the Dreyfus/Laurel Funds pay each Trustee/Director who is not an "interested person" of the Trust (as defined in the 1940 Act) $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimburse each Trustee/Director who is not an "interested person" of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses.



  For the fiscal year ended December 31, 1996, the aggregate amount of fees and expenses received by each current Trustee from the Trust# and all other funds in the Dreyfus Family of Funds for which such person is a Board member were as follows:




                                                 Total Compensation
                        Aggregate                From the Trust and
                        Compensation             Fund Complex Paid to
Name of Board Member    From Trust#              Board Member****
                        --------------           -------------------
Ruth Marie Adams           $ _____                  $_______

Francis P. Brennan*          ______                  _______

James M. Fitzgibbons         ______                  _______

Joseph S. DiMartino**        ______                  _______***

J. Tomlinson Fort**          ______                   none

Arthur L. Goeschel           ______                 _______

Kenneth A. Himmel            ______                 _______

Arch S. Jeffery**            none                     none

Stephen J. Lockwood          ______                 _______

John J. Sciullo              ______                 _______

Roslyn M. Watson              ______                _______

#   Amounts required to be paid by the Trust directly to the non-interested
 Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_____ for the Trust.
* Compensation of Francis P. Brennan includes $25,000 paid by the Dreyfus/Laurel Funds to be the Chairman of the Board. Effective May 1, 1996, the retainer was reduced from $75,000 to $25,000 annually.
** Joseph S. DiMartino, J. Tomlinson Fort and Arch S. Jeffery are paid directly by Dreyfus for serving as Board members of the Trust and the funds in the Dreyfus/Laurel Funds. For the fiscal year ended December 31, 1996, the aggregate amount of fees and expenses received by Joseph S. DiMartino, J. Tomlinson Fort and Arch S. Jeffery from Dreyfus for serving as a Board member of the Trust were $_____, $_____ and $_____, respectively, and for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Trust) were $______, $______ and $______, respectively. In addition, Dreyfus reimbursed Messrs. DiMartino, Fort and Jeffery a total of $___ for expenses attributable to the Trust's Board meetings is not included in the $_____ amount noted above.
*** Amount paid to Joseph S. DiMartino from the funds in the Fund Complex for the fiscal year ended December 31, 1996.
****The Dreyfus Family of Funds consists of 161 mutual funds.



                    MANAGEMENT ARRANGEMENTS

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Management of the Fund."

     Management Agreement. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Trust dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objectives, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Trustees.

     The Management Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Trust and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Trustees may terminate the Agreement, without prior notice to Dreyfus, upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon written notice to the Trustees. The Management Agreement will terminate immediately and automatically upon its assignment.


     The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; William F. Glavin, Jr., Vice President-Corporate Development; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Jeffrey N. Nachman, Vice President-Mutual Fund Accounting; Andrew S. Wasser, Vice President-Information Systems; Elvira Oslapas, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt and Frank V. Cahouet, directors.


     For the last three fiscal years, the Fund has had the following expenses:


                                   For the Fiscal Year Ended December 31,
                                   1996           1995 1               1994

Advisory and/or                                 $3,796,468          $3,413,996
Management Fee
________________
1 For the fiscal year ended December 31, 1995, the management fee payable by the Fund amounted to $3,863,417, which amount was reduced by $66,949 pursuant to undertakings then in effect, resulting in a net fee paid to Dreyfus of $3,796,468 for fiscal 1995.



     Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 to October 16, 1994, Mellon Bank served as the Fund's investment manager. With respect to the 1994 fiscal year fee, $59,679 was waived by the investment manager



                           PURCHASE OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Fund Shares."

     The Distributor. The Distributor serves as the Fund's distributor pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.

     Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's Transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange ("NYSE") are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

     Reopening an Account. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

     In-Kind Purchases. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objectives, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

     The basis for the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.


                       DISTRIBUTION PLAN

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Distribution Plan."

     Distribution Plan - Investor and Institutional Shares. The Securities and Exchange Commission ("SEC") has adopted Rule 12b-1 under the 1940 Act ("Rule") regulating the circumstances under which investment companies such as the Trust may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

     With respect to the Investor and Institutional shares of the Fund, the Trust has adopted a Distribution Plan ("Plan"), pursuant to which the Distributor may enter into agreements with Agents pursuant to that Class Plan. Under the Plan, the Fund may spend annually up to 0.25% of the average of the net asset values attributable to the Investor shares, and up to 0.15% of the average of its net asset values attributable to the Institutional shares, for costs and expenses incurred in connection with the distribution of, and shareholder servicing with respect to, shares of those respective Classes.


     The Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without approval of the Fund's shareholders, and that other material amendments of the Plan must be approved by the vote of a majority of the Trustees and of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who do not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by the entire Board of Trustees and by the Trustees who are neither interested persons nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was so approved at a meeting of the Board of Trustees held on January 31, 1997. The Plan is terminable, as to the Fund's Class of shares, at any time by vote of a majority of the Trustees who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.


     For the fiscal years ended December 31, 1996 and December 31, 1995, the Fund paid $_________, $909,513 of which was paid to the Distributor and $898,724 of which was paid to Dreyfus Service Corporation pursuant to the Plan with respect to Investor shares. For the fiscal year ended December 31, 1996 and 1995, the Fund paid $_______, $________ of which was paid to the Distributor and $_______ of which was paid to Dreyfus Service Corporation.



                   REDEMPTION OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Redeem Fund Shares."

     Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form. Redemption proceeds, if wired, must be in the amount of $1,000 or more and will be wired to the investor's account at the bank of record designated in the investor's file at the Transfer Agent, if the investor's bank is a member of the Federal Reserve System, or to a correspondent bank if the investor's bank is not a member. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

     Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                       Transfer
                                       Agent's
             Transmittal Code          Answer
                                       Back Sign

               144295                 144295 TSSG PREP

     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Dreyfus TeleTransfer Privilege. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Fund Shares--Dreyfus TeleTransfer Privilege."


     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.


     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.


                      SHAREHOLDER SERVICES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Shareholder Services."


     Fund Exchanges. Investor and Class R shares of the Fund may be exchanged for shares of the same or a comparable class of certain other funds advised or administered by Dreyfus. Institutional shares may be exchanged for shares of certain other funds managed or administered by Dreyfus. Shareholders are limited to six exchanges out of the Fund during the calendar year. Shares of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


          A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

          B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

          D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number.


     To request an exchange, an investor, or an investor's Service Agent acting on the investor's behalf, must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this Privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touchr Automated Telephone System) from any person representing himself or herself to be the investor, or a representative of the investor's Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.


     Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. For Dreyfus-sponsored Keogh Plans, IRAs and SEP-IRAs with only one participant, the minimum initial investment is $750. To exchange shares held in Corporate Plans, 403(b)(7) Plans and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the funds in the Dreyfus Family of Funds. To exchange shares held in a personal retirement plan account, the shares exchanged must have a current value of at least $100.

     Dreyfus Auto-Exchange Privilege. The Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for Investor and Class R shares of the Fund, shares of the same Class of another fund in the Dreyfus Family of Funds, and in exchange for Institutional shares of the Fund, shares of another fund in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under " Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distri butions, the investor's shares will be reduced and eventually may be depleted. Automatic Withdrawal may be established by completing the appropriate application available from the Distributor. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


     Dreyfus Dividend Sweep. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and capital gain distributions, if any, from Investor or Class R shares of the Fund in shares of the same Class of another fund in the Dreyfus Family of Funds of which the investor is a shareholder and from Institutional shares of the Fund into another fund in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of such other funds purchased pursuant to this Privilege will be purchased on the basis of relative net asset value per share as follows:


          A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

          B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

          D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Corporate Pension/Profit-Sharing and Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs, including SEP-IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available.

     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including an SEP-IRA, may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum on subsequent purchases. The minimum initial investment for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant, is normally $750, with no minimum on subsequent purchases. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250.

     The investor should read the Prototype Retirement Plan and the appropriate form of Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Fund Shares."

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or which are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

     New York Stock Exchange Closings. The holidays (as observed) on which the NYSE is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


            DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Dividends, Other Distributions and Taxes."

     The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


     To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund -- which is treated as a separate corporation for federal tax purposes-- (1) must distribute to its shareholders each taxable year at least 90% of its invest ment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions), ("Distribution Requirement") (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), (3) must derive less than 30% of its annual gross income from the sale or disposition of any of the following that are held for less than three months -- (i) securities, (ii) non-foreign-currency options and futures and
(iii) foreign currencies (or foreign currency options, futures and forward contracts) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation") -- and (4) must meet certain asset diversification and other requirements.


     Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the net asset value of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.


     Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.


     Foreign Taxes. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election ("Election") with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign or U.S. possessions' income taxes paid by it. Pursuant to the Election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possession sources as his or her own income from those sources and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Generally, a credit for foreign taxes may not exceed the shareholder's federal income tax attributable to his total foreign source taxable income. The Fund will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes the Election.


     Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between cer tain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     Foreign Currency, Futures, Forward and Hedging Transactions. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.



     If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not so qualify, it may be forced to defer the closing out of certain options, futures, forward contracts and foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gains or losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward, futures and option contracts) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gain realized from engaging in "conversion transactions" that otherwise would be treated as capital gain may be treated as ordinary income under Section
1258 of the Code. "Conversion transactions" are defined to include certain straddle transactions, transactions marketed or sold as producing capital gains, and other transactions described in Treasury regulations to be issued in the future.


     Under Section 1256 of the Code, any gain or loss realized by the Fund from certain futures, forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above.


     Offsetting positions held by the Fund involving certain contracts or options may constitute "straddles", which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and to the extent noted above, 1258 of the Code, which in certain circumstances override or modify Sections 1256 and
988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain forward contracts or options transactions, such straddles would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles; depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.


     Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute such income to satisfy the Distribution Requirement and to avoid the excise tax (the "Excise Tax"). In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.


     Passive Foreign Investment Companies. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC Income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax referred in the Fund's Prospectus under "Dividends, Other Distributions and Taxes" -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


     Pursuant to proposed regulations open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


     State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are also advised to consult their tax advisers concerning the application of state and local taxes to them.


     Foreign Shareholders - U.S. Federal Income Taxation. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


     Foreign Shareholders - Income Not Effectively Connected. Dividends distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.


     Foreign Shareholders - Effectively Connected Income. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.


     Foreign Shareholders - Estate Tax. Foreign individuals generally are subject to federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.


                     PORTFOLIO TRANSACTIONS

     All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

     Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Trust's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

     Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

     The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligation to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

     The Trust's Board of Trustees periodically reviews Dreyfus' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and reviews the prices paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

     Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

     When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Trustees will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

     Total brokerage commissions paid for the fiscal years ended December 31, 1994 and 1993 were $1,025,551, and $716,054, respectively and for the six month period ending December 31, 1995 were $331,739. The brokerage concession on transactions for the six month period ending December 31, 1995 were $20,100.

     Portfolio Turnover. While the Fund does not intend to trade in securities for short-term profits, the Fund will not consider portfolio turnover rate a limiting factor in making investment decisions. While it is not possible to predict the rate of frequency of portfolio transactions (i.e., portfolio turnover rate) with any certainty, at the present time it is anticipated that the portfolio turnover rate for the Fund will generally not exceed 100%. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. In addition, to the extent the Fund realizes short-term gains as a result of more portfolio transactions, such gains would be taxable to shareholders at ordinary income tax rates.


     The portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995 for the Fund were _______% and 54.42%, respectively.



                    PERFORMANCE INFORMATION

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Performance Information."

     Average annual total return (expressed as a percentage) for the Investor shares of the Fund for each of the periods noted was:


          Average Annual Total Return for the Periods Ended December 31, 1996

                    1 Year         5 Years   10 Years  Inception

Investor Shares       21.44%        14.89%    12.30%    10.95%
                                                       (2/6/47)


     Inception date appears in parentheses following the average annual total return since inception.

     Average annual total return (expressed as a percentage) for the Institutional shares of the Fund for each of the periods noted was:


          Average Annual Total Return for the Periods Ended December 31, 1996

                    1 Year         5 Years   10 Years  Inception

Institutional Shares 21.57%      --         --          17.73%
                                                        (2/1/93)


     Inception date appears in parentheses following the average annual total return since inception.

     Average annual total return (expressed as a percentage) for the Class R shares of the Fund for each of the periods noted was:


          Average Annual Total Return for the Periods Ended December 31, 1996

                    1 Year         5 Years   10 Years  Inception

Class R             21.74%      --         --          22.09%
                                                      (8/4/94)


     Inception date appears in parentheses following the average annual total return since inception.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     The Fund's total return for the Investor shares, Class R shares and Institutional shares for the periods February 6, 1947, August 4, 1994 and February 1, 1993 to December 31, 1996 were 17747.08%, 61.81% and 89.48%, respectively. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


     The Fund may compare the performance of its Investor shares, Class R shares and Institutional Shares to that of other mutual funds, relevant indices or rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

     Performance rankings as reported in Changing Times, Business Week, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No Load Investor, Money Magazine, Morningstar Mutual Fund Values, U.S. News and World Report, Forbes, Fortune, Barron's, Financial Planning, Financial Planning on Wall Street, Certified Financial Planner Today, Investment Advisor, Kiplinger's, Smart Money and similar publications may also be used in comparing the Fund's performance. Furthermore, the Fund may quote its Investor, Class R and Institutional Class yields in advertisements or in shareholder reports.

     From time to time, advertising material for the Fund may including biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                   INFORMATION ABOUT THE FUND

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "General Information."

     Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid. Fund shares have no preemptive or subscription rights and are freely transferable.

     The Fund will send annual and semi-annual financial statements to all of its shareholders.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust; and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Fund, the shareholder of the Fund will be entitled to reimbursements from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


     The Fund is currently one of [two] portfolios of the Trust.



   CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                    AND INDEPENDENT AUDITORS

     Mellon Bank, One Mellon Bank Center, Pittsburgh, PA 15258, is the Fund's custodian. Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, is located at One American Express Plaza, Providence, Rhode Island 02903, and is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communication between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. Dreyfus Transfer, Inc. and Mellon Bank as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


     KPMG Peat Marwick LLP, was appointed by the Trustees to serve as the Fund's independent auditors for the year ending December 31, 1997, providing audit services including (1) examination of the annual financial statements,
(2) assistance, review and consultation in connection with the SEC and (3) review of the annual federal income tax return filed on behalf of the Fund.



                      FINANCIAL STATEMENTS


     The financial statements for the fiscal year ended December 31, 1996, including notes to the financial statements and supplementary information and the Independent Auditors' Report, are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditor's Report thereon, are incorporated herein by reference.









                      THE DREYFUS/LAUREL FUNDS TRUST
                    (formerly The Laurel Funds Trust)

                                  PART C
                            OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

               Included in Part A:

                    Financial Highlights for each of the periods indicated therein.

                    Included in Part B: The following financial statements for the first year ended December 31, 1996 are incorporated by reference to the Registrant's Semi-Annual Report to Shareholders filed on February 28, 1997

                    -    Reports of Independent Auditors.
                    -    Portfolio of Investments.
                    -    Statement of Assets and Liabilities.
                    -    Statement of Operations.
                    -    Statements of Changes in Net Assets.
                    -    Notes to Financial Statements.


     (b)  Exhibits:

          1(a) Second Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 87.

          1(b) Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on February 7, 1994. Incorporated by reference to
                 Post-Effective Amendment No. 90.

          1(c) Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on March 31, 1994. Incorporated by reference to
                 Post-Effective Amendment No. 90.

          1(d) Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust.
                 Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

          1(e) Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration. Incorporated by reference to Post-Effective Amendment No. 93.

          2 Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 75.

          3      Not Applicable.

          4      Specimen security.  To be filed by Amendment.

          5(a) Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994. Incorporated by reference to Post-Effective Amendment No. 90.

          5(b) Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4, 1994). Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

          6 Distribution Agreement between the Registrant and Premier Mutual Fund Services, Inc., dated as of October 17, 1994. Incorporated by reference to Post-Effective
                 Amendment No. 93 filed on December 13, 1994.

          7      Not applicable.

          8(a) Custody and Fund Accounting Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994. Incorporated by reference to Post-Effective Amendment No. 90.

         8(b)   Amendment to Custody and Fund Accounting
                 Agreement, dated August 1, 1994. Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

          9(a) Transfer Agent Agreement between the Registrant and Boston Safe Deposit and Trust Company (currently known as The Shareholder Services Group, Inc.) Incorporated by reference to Post-Effective Amendment No. 62.

          9(b) Supplement to Transfer Agent Agreement for the Registrant, dated June 1, 1989. Incorporated by reference to Post-Effective Amendment No. 78.

          9(c) Supplement to Transfer Agent Agreement for the Registrant, dated April 4, 1994. Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

          10 Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 93 filed on December 13, 1994. Consent of counsel is filed herewith.

          11(a) Consent of KPMG Peat Marwick LLP is incorporated by reference to Post-Effective Amendment No. 94.

          11(b) Consent of Coopers & Lybrand LLP is incorporated by reference to Post-Effective Amendment No. 94.

          12     Not Applicable.

          13     Not Applicable.

          14     Not applicable.

          15(a) Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

          15(b) Form of Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

          16 Performance Information is incorporated by reference to Post-Effective Amendment No. 76.

          18 Registrant's Rule 18f-3 Plans, as revised are incorporated by reference to Post-Effective Amendment No. 100.


     Other Exhibits
     --------------

          (a) Powers of attorney of the Trustees and Officers dated April 5, 1995 are incorporated by reference to Post-Effective Amendment No. 94.

     Item 25.    Persons Controlled By or Under Common Control with
                 Registrant

                 Not Applicable.


       Item 26.  Number of Holders of Securities
                 -------------------------------

                 Set forth below are the number of recordholders of securities of each series of the Registrant as of ________________, 1997:

                                   Number of Record Holders


                                   Investor  Class R   Institutional
Title of Class                     Shares    Shares    Shares
--------------                     -------   -------   -------------
Dreyfus Core Value Fund


    Item 27.    Indemnification
                ---------------

          Under a provision of the Registrant's Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant.

          This provision does not authorize indemnification against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Moreover, this provision does not authorize indemnification where such Trustee or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his/her actions were in or not opposed to the best interests of the Registrant. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust.

     Item 28.    Business and Other Connections of Investment Adviser
                 ----------------------------------------------------

                 Investment Adviser -- The Dreyfus Corporation

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                Other Businesses
_________________           ________________

MANDELL L. BERMAN           Real estate consultant and private investor
Director                         29100 Northwestern Highway, Suite 370
                                 Southfield, Michigan 48034;
                            Past Chairman of the Board of Trustees:
                                 Skillman Foundation;
                            Member of The Board of Vintners Intl.

BURTON C. BORGELT           Chairman Emeritus of the Board and
Director                    Past Chairman, Chief Executive Officer and
                            Director:
                                 Dentsply International, Inc.
                                 570 West College Avenue
                                 York, Pennsylvania 17405
                            Director:
                                 DeVlieg-Bullard, Inc.
                                 1 Gorham Island
                                 Westport, Connecticut 06880
                                 Mellon Bank Corporation***;
                                 Mellon Bank, N.A.***

FRANK V. CAHOUET            Chairman of the Board, President and
Director                    Chief Executive Officer:
                                 Mellon Bank Corporation***;
                                 Mellon Bank, N.A.***
                            Director:
                                 Avery Dennison Corporation
                                 150 North Orange Grove Boulevard
                                 Pasadena, California 91103;
                                 Saint-Gobain Corporation
                                 750 East Swedesford Road
                                 Valley Forge, Pennsylvania 19482;
                                 Teledyne, Inc.
                                 1901 Avenue of the Stars
                                 Los Angeles, California 90067

W. KEITH SMITH              Chairman and Chief Executive Officer:
Chairman of the Board            The Boston Company****;
                            Vice Chairman of the Board:
                                 Mellon Bank Corporation***;
                                 Mellon Bank, N.A.***;
                            Director:
                                 Dentsply International, Inc.
                                 570 West College Avenue
                                 York, Pennsylvania 17405

CHRISTOPHER M. CONDRON      Vice Chairman:
President, Chief                 Mellon Bank Corporation***;
Executive Officer,               The Boston Company****;
Chief Operating             Deputy Director:
Officer and a                    Mellon Trust***;
Director                    Chief Executive Officer:
                                 The Boston Company Asset Management,
                                 Inc.****;
                            President:
                                 Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER           Director:
Vice Chairman and                The Dreyfus Trust Company++;
Chief Investment Officer,   Formerly, Chairman and Chief Executive Officer:
and a Director                   Kleinwort Benson Investment Management
                                      Americas Inc.*

LAWRENCE S. KASH            Chairman, President and Chief
Vice Chairman-Distribution  Executive Officer:
and a Director                   The Boston Company Advisors, Inc.
                                 53 State Street
                                 Exchange Place
                                 Boston, Massachusetts 02109
                            Executive Vice President and Director:
                                 Dreyfus Service Organization, Inc.**;
                            Director:
                                 Dreyfus America Fund
                                 The Dreyfus Consumer Credit Corporation*;
                                 The Dreyfus Trust Company++;
                                 Dreyfus Service Corporation*;
                            President:
                                 The Boston Company****;
                                 Laurel Capital Advisors***;
                                 Boston Group Holdings, Inc.;
                            Executive Vice President:
                                 Mellon Bank, N.A.***;
                                 Boston Safe Deposit and Trust
                                 Company****;

WILLIAM T. SANDALLS, JR.    Director:
Senior Vice President and   Dreyfus Partnership Management, Inc.*;
Chief Financial Officer     Seven Six Seven Agency, Inc.*;
                            President and Director:
                                 Lion Management, Inc.*;
                            Executive Vice President and Director:
                                 Dreyfus Service Organization, Inc.*;
                            Vice President, Chief Financial Officer and
                            Director:
                                 Dreyfus Acquisition Corporation*;
                                 Dreyfus America Fund
                            Vice President and Director:
                                 The Dreyfus Consumer Credit Corporation*;
                                 The Truepenny Corporation*;
                            Treasurer, Financial Officer and Director:
                                 The Dreyfus Trust Company++;
                            Treasurer and Director:
                                 Dreyfus Management, Inc.*;
                                 Dreyfus Personal Management, Inc.*;
                                 Dreyfus Service Corporation*;
                                 Major Trading Corporation*;
                            Formerly, President and Director:
                                 Sandalls & Co., Inc.

WILLIAM F. GLAVIN, JR.      Executive Vice President:
Vice President-Corporate         Dreyfus Service Corporation*;
Development                 Senior Vice President:
                                 The Boston Company Advisors, Inc.
                                 53 State Street
                                 Exchange Place
                                 Boston, Massachusetts 02109

MARK N. JACOBS              Vice President, Secretary and Director:
Vice President,                  Lion Management, Inc.*;
General Counsel             Secretary:
and Secretary                    The Dreyfus Consumer Credit Corporation*;
                                 Dreyfus Management, Inc.*;
                            Assistant Secretary:
                                 Dreyfus Service Organization, Inc.**;
                                 Major Trading Corporation*;
                                 The Truepenny Corporation*

PATRICE M. KOZLOWSKI        None
Vice President-
Corporate Communications

MARY BETH LEIBIG            None
Vice President-
Human Resources

JEFFREY N. NACHMAN          President and Director:
Vice President-Mutual Fund       Dreyfus Transfer, Inc.
Accounting                       One American Express Plaza
                                 Providence, Rhode Island 02903

 ANDREW S. WASSER           Vice President:
Vice President-Information       Mellon Bank Corporation***
Services

ELVIRA OSLAPAS              Assistant Secretary:
Assistant Secretary              Dreyfus Service Corporation*;
                                 Dreyfus Management, Inc.*;
                                 Dreyfus Acquisition Corporation, Inc.*;
                                 The Truepenny Corporation+







______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.


Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

           1)  Comstock Partners Funds, Inc.
           2)  Dreyfus A Bonds Plus, Inc.
           3)  Dreyfus Appreciation Fund, Inc.
           4)  Dreyfus Asset Allocation Fund, Inc.
           5)  Dreyfus Balanced Fund, Inc.
           6)  Dreyfus BASIC GNMA Fund
           7)  Dreyfus BASIC Money Market Fund, Inc.
           8)  Dreyfus BASIC Municipal Fund, Inc.
           9)  Dreyfus BASIC U.S. Government Money Market Fund
          10)  Dreyfus California Intermediate Municipal Bond Fund
          11)  Dreyfus California Tax Exempt Bond Fund, Inc.
          12)  Dreyfus California Tax Exempt Money Market Fund
          13)  Dreyfus Cash Management
          14)  Dreyfus Cash Management Plus, Inc.
          15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
          16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
          17)  Dreyfus Florida Intermediate Municipal Bond Fund
          18)  Dreyfus Florida Municipal Money Market Fund
          19)  The Dreyfus Fund Incorporated
          20)  Dreyfus Global Bond Fund, Inc.
          21)  Dreyfus Global Growth Fund
          22)  Dreyfus GNMA Fund, Inc.
          23)  Dreyfus Government Cash Management
          24)  Dreyfus Growth and Income Fund, Inc.
          25)  Dreyfus Growth and Value Funds, Inc.
          26)  Dreyfus Growth Opportunity Fund, Inc.
          27)  Dreyfus Income Funds
          28)  Dreyfus Institutional Money Market Fund
          29)  Dreyfus Institutional Short Term Treasury Fund
          30)  Dreyfus Insured Municipal Bond Fund, Inc.
          31)  Dreyfus Intermediate Municipal Bond Fund, Inc.
          32)  Dreyfus International Funds, Inc.
          33)  Dreyfus Investment Grade Bond Funds, Inc.
          34)  The Dreyfus/Laurel Funds, Inc.
          35)  The Dreyfus/Laurel Funds Trust
          36)  The Dreyfus/Laurel Tax-Free Municipal Funds
          37)  Dreyfus LifeTime Portfolios, Inc.
          38)  Dreyfus Liquid Assets, Inc.
          39)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
          40)  Dreyfus Massachusetts Municipal Money Market Fund
          41)  Dreyfus Massachusetts Tax Exempt Bond Fund
          42)  Dreyfus MidCap Index Fund
          43)  Dreyfus Money Market Instruments, Inc.
          44)  Dreyfus Municipal Bond Fund, Inc.
          45)  Dreyfus Municipal Cash Management Plus
          46)  Dreyfus Municipal Money Market Fund, Inc.
          47)  Dreyfus New Jersey Intermediate Municipal Bond Fund
          48)  Dreyfus New Jersey Municipal Bond Fund, Inc.
          49)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
          50)  Dreyfus New Leaders Fund, Inc.
          51)  Dreyfus New York Insured Tax Exempt Bond Fund
          52)  Dreyfus New York Municipal Cash Management
          53)  Dreyfus New York Tax Exempt Bond Fund, Inc.
          54)  Dreyfus New York Tax Exempt Intermediate Bond Fund
          55)  Dreyfus New York Tax Exempt Money Market Fund
          56)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
          57)  Dreyfus 100% U.S. Treasury Long Term Fund
          58)  Dreyfus 100% U.S. Treasury Money Market Fund
          59)  Dreyfus 100% U.S. Treasury Short Term Fund
          60)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
          61)  Dreyfus Pennsylvania Municipal Money Market Fund
          62)  Dreyfus S&P 500 Index Fund
          63)  Dreyfus Short-Intermediate Government Fund
          64)  Dreyfus Short-Intermediate Municipal Bond Fund
          65)  The Dreyfus Socially Responsible Growth Fund, Inc.
          66)  Dreyfus Stock Index Fund, Inc.
          67)  Dreyfus Tax Exempt Cash Management
          68)  The Dreyfus Third Century Fund, Inc.
          69)  Dreyfus Treasury Cash Management
          70)  Dreyfus Treasury Prime Cash Management
          71)  Dreyfus Variable Investment Fund
          72)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
          73)  General California Municipal Bond Fund, Inc.
          74)  General California Municipal Money Market Fund
          75)  General Government Securities Money Market Fund, Inc.
          76)  General Money Market Fund, Inc.
          77)  General Municipal Bond Fund, Inc.
          78)  General Municipal Money Market Fund, Inc.
          79)  General New York Municipal Bond Fund, Inc.
          80)  General New York Municipal Money Market Fund
          81)  Premier Insured Municipal Bond Fund
          82)  Premier California Municipal Bond Fund
          83)  Premier Equity Funds, Inc.
          84)  Premier Global Investing, Inc.
          85)  Premier GNMA Fund
          86)  Premier Growth Fund, Inc.
          87)  Premier Municipal Bond Fund
          88)  Premier New York Municipal Bond Fund
          89)  Premier State Municipal Bond Fund
          90)  Premier Strategic Growth Fund
          91)  Premier Value Fund


(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
__________________        ___________________________        _____________

Marie E. Connolly+        Director, President, Chief         President and
                          Executive Officer and Compliance   Treasurer
                          Officer

Joseph F. Tower, III+     Senior Vice President, Treasurer   Vice President
                          and Chief Financial Officer        and Assistant
                                                             Treasurer

John E. Pelletier+        Senior Vice President, General     Vice President
                          Counsel, Secretary and Clerk       and Secretary

Roy M. Moura+             First Vice President               None

Dale F. Lampe+            Vice President                     None

Mary A. Nelson+           Vice President                     Vice President
                                                             and Assistant
                                                             Treasurer

Paul Prescott+            Vice President                     None

Elizabeth A. Keeley++     Assistant Vice President           Vice President
                                                             and Assistant
                                                             Secretary

Jean M. O'Leary+          Assistant Secretary and            None
                          Assistant Clerk

John W. Gomez+            Director                           None

William J. Nutt+          Director                           None




________________________________
 +  Principal business address is One Exchange Place, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York 10166.



Item 30.   Location of Accounts and Records
           ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  The Bank of New York
               90 Washington Street
               New York, New York 10286

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 31.   Management Services
_______    ___________________

           Not Applicable

Item 32.   Undertakings
________   ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.



                                 SIGNATURES
                                 __________

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 1997.

                    THE DREYFUS/LAUREL FUNDS, INC.

               BY:  /s/Marie E. Connolly*
                    ______________________________________
                    Marie E. Connolly, President


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                         Title                      Date
________________________      ______________________________     __________

/s/Marie E. Connolly*         President, Treasurer               02/25/97
---------------------------
Marie E. Connolly

/s/Francis P. Brennan*        Trustee,                           02/25/97
---------------------------   Chairman of the Board
Francis P. Brennan

/s/Ruth Marie Adams*          Trustee                            02/25/97
---------------------------
Ruth Marie Adams

/s/Joseph S. DiMartino*       Trustee                            02/25/97
---------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*      Trustee                            02/25/97
---------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*         Trustee                            02/25/97
---------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*       Trustee                            02/25/97
---------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*          Trustee                            02/25/97
---------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*         Trustee                            02/25/97
---------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*        Trustee                            02/25/97
---------------------------
Arthur L. Goeschel

/s/Arch S. Jeffery*           Trustee                            02/25/97
---------------------------
Arch S. Jeffery

/s/John Sciullo*              Trustee                            02/25/97
---------------------------
John Sciullo



*By:
     ---------------------------
     Attorney-in-Fact